Schedule of Investments (unaudited)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.7%
BBCMS Mortgage Trust, 5.40%, 09/15/57	$250	$255,319
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	197,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.40%, 06/25/35(a)	100	97,832
4.50%, 07/25/33(a)	500	497,213
5.00%, 02/25/35(a)	100	102,234
Morgan Stanley Capital I Trust
2.32%, 10/15/54	250	221,743
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	444,712
		1,816,700
Total Collateralized Mortgage Obligations — 0.7% (Cost: $1,798,933)		1,816,700
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(b)	10	10,338
7.50%, 03/15/33(b)	10	10,491
Lamar Media Corp., 5.38%, 11/01/33(b)	10	9,854
Neptune Bidco U.S., Inc., 9.50%, 02/15/33(b)	30	30,715
Omnicom Group, Inc., 2.60%, 08/01/31	25	22,465
WPP 2025 LLC/Delaware, 6.50%, 03/30/36	25	24,521
		108,384
Aerospace & Defense — 0.4%
ATI, Inc., 5.13%, 10/01/31	5	4,955
BAE Systems PLC, 5.30%, 03/26/34(b)	30	30,583
Boeing Co.(The)
3.25%, 02/01/35	30	26,079
3.60%, 05/01/34	10	9,026
6.53%, 05/01/34	50	54,588
Bombardier, Inc.
5.88%, 01/15/35(b)	20	20,152
6.75%, 06/15/33(b)	20	20,821
7.00%, 06/01/32(b)	15	15,610
7.25%, 07/01/31(b)	15	15,783
7.45%, 05/01/34(b)	10	11,015
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(b)	15	14,705
Embraer Netherlands Finance BV, 5.98%, 02/11/35	10	10,350
General Dynamics Corp., 4.95%, 08/15/35	5	5,021
General Electric Co.
4.90%, 01/29/36	20	19,971
6.75%, 03/15/32	25	27,632
Goat Holdco LLC, 6.75%, 02/01/32(b)	15	15,274
Hexcel Corp., 5.88%, 02/26/35	5	5,150
Honeywell Aerospace, Inc.
4.60%, 03/16/33(b)	25	24,620
4.95%, 03/16/36(b)	70	69,173
L3Harris Technologies, Inc.
4.85%, 04/27/35	10	9,834
5.35%, 06/01/34	20	20,359
5.40%, 07/31/33	45	46,175
Lockheed Martin Corp.
4.75%, 02/15/34	45	44,826
4.80%, 08/15/34	10	9,964
Security	Par (000)	Value
Aerospace & Defense (continued)
5.00%, 08/15/35	$20	$20,128
Moog, Inc., 5.50%, 10/15/34(b)	10	9,935
Northrop Grumman Corp.
4.70%, 03/15/33	40	39,791
5.25%, 07/15/35	10	10,183
RTX Corp.
2.38%, 03/15/32	40	35,321
5.15%, 02/27/33	60	61,167
5.40%, 05/01/35	25	25,828
6.10%, 03/15/34	25	26,845
TransDigm, Inc.
6.00%, 01/15/33(b)	30	30,343
6.13%, 07/31/34(b)	35	34,836
6.25%, 01/31/34(b)	10	10,232
6.38%, 05/31/33(b)	50	50,517
6.63%, 03/01/32(b)	35	36,022
6.75%, 01/31/34(b)	40	41,024
7.13%, 12/01/31(b)	15	15,586
		979,424
Agriculture — 0.2%
Adecoagro SA, 7.50%, 07/29/32(c)	20	19,504
Altria Group, Inc.
2.45%, 02/04/32	60	52,860
5.25%, 08/06/35	20	20,021
5.63%, 02/06/35	15	15,398
Archer-Daniels-Midland Co.
4.50%, 08/15/33	30	29,702
5.38%, 09/15/35	25	25,739
BAT Capital Corp.
4.63%, 03/22/33	5	4,907
4.74%, 03/16/32	15	14,962
5.63%, 08/15/35	20	20,644
6.00%, 02/20/34	15	15,851
6.42%, 08/02/33	30	32,487
7.75%, 10/19/32	20	22,866
Bunge Ltd. Finance Corp.
4.65%, 09/17/34	10	9,696
5.15%, 08/04/35	15	14,980
5.15%, 03/19/36	25	24,911
Cargill, Inc.
2.13%, 11/10/31(b)	10	8,808
4.00%, 06/22/32(b)	25	24,004
5.13%, 10/11/32(b)	30	30,598
5.13%, 02/11/35(b)	10	10,129
Philip Morris International, Inc.
4.25%, 10/29/32	25	24,271
4.63%, 10/29/35	25	24,128
4.88%, 04/30/35	25	24,670
5.25%, 02/13/34	60	61,132
5.38%, 02/15/33	50	51,469
5.75%, 11/17/32	85	89,175
Reynolds American, Inc., 5.70%, 08/15/35	10	10,317
		683,229
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33	3	3,148
Series A, Class A, 2.88%, 01/11/36	8	7,254
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	5	4,906
British Airways Pass-Through Trust
Class A, 2.90%, 09/15/36(b)(d)	8	7,155

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2019-1, Class AA, 3.30%, 06/15/34(b)(d)	$11	$9,963
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	44	40,491
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34	6	6,026
Series 2019-1, Class AA, 2.75%, 11/15/33	10	9,136
Southwest Airlines Co., 5.25%, 11/15/35	25	24,234
United Airlines Pass-Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	3	2,963
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,203
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 01/15/32(b)	10	9,752
		128,231
Apparel — 0.1%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(b)(e)	53	58,299
Champ Acquisition Corp., 8.38%, 12/01/31(b)	10	10,504
Crocs, Inc., 4.13%, 08/15/31(b)	8	7,453
Gildan Activewear, Inc., 5.40%, 10/07/35(b)	25	24,543
Tapestry, Inc.
3.05%, 03/15/32	25	22,591
5.50%, 03/11/35	15	15,120
VF Corp., 6.00%, 10/15/33	5	4,934
		143,444
Auto Manufacturers — 0.5%
Allison Transmission, Inc., 5.88%, 12/01/33(b)	15	15,020
American Honda Finance Corp.
4.90%, 01/10/34	15	14,776
5.05%, 07/10/31	20	20,116
5.10%, 01/08/36	25	24,588
5.20%, 03/05/35	15	14,956
Series A, 5.20%, 04/08/33	25	25,116
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	20	17,320
3.70%, 04/01/32(b)	10	9,373
4.85%, 08/13/31(b)	15	14,990
5.15%, 08/11/33(b)(d)	10	10,074
5.15%, 04/02/34(b)(d)	10	9,999
5.20%, 08/11/35(b)	15	14,955
5.40%, 03/21/35(b)	10	10,127
Cummins, Inc.
5.15%, 02/20/34	25	25,467
5.30%, 05/09/35	45	45,991
Daimler Truck Finance North America LLC, 5.63%, 01/13/35(b)	10	10,188
Ford Motor Co.
3.25%, 02/12/32	88	77,980
6.10%, 08/19/32	110	112,839
7.45%, 07/16/31	45	49,121
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	30,342
6.13%, 03/08/34	15	15,210
6.50%, 02/07/35	10	10,313
General Motors Co.
5.00%, 04/01/35	20	19,464
5.60%, 10/15/32	25	25,757
6.25%, 04/15/35	25	26,268
General Motors Financial Co., Inc.
2.70%, 06/10/31	19	17,140
3.10%, 01/12/32	45	40,756
Security	Par (000)	Value
Auto Manufacturers (continued)
5.45%, 09/06/34	$20	$20,120
5.90%, 01/07/35	25	25,828
5.95%, 04/04/34	30	31,152
6.10%, 01/07/34	45	47,166
6.15%, 07/15/35	20	20,902
6.40%, 01/09/33	29	30,956
Honda Motor Co. Ltd.
2.97%, 03/10/32	50	45,039
5.34%, 07/08/35	25	25,104
Hyundai Capital America
4.75%, 09/26/31(b)	10	9,904
4.80%, 01/10/33(b)	5	4,905
5.40%, 06/24/31(b)	5	5,093
5.40%, 03/29/32(b)	10	10,167
5.40%, 06/23/32(b)	25	25,468
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	10	10,283
Mercedes-Benz Finance North America LLC
5.00%, 01/11/34(b)	15	14,826
5.13%, 08/01/34(b)	5	4,962
Nissan Motor Co. Ltd.
7.75%, 07/17/32(b)	5	5,241
8.13%, 07/17/35(b)	35	37,181
PACCAR Financial Corp., 5.00%, 03/22/34	10	10,131
Stellantis Finance U.S., Inc.
2.69%, 09/15/31(b)	5	4,310
6.38%, 09/12/32(b)	5	5,088
6.45%, 03/18/35(b)	15	15,129
Toyota Motor Corp., 5.05%, 06/30/35	20	20,245
Toyota Motor Credit Corp.
2.40%, 01/13/32	10	8,883
4.60%, 10/10/31	25	24,967
4.65%, 09/03/32	10	9,938
4.70%, 01/12/33	15	14,951
4.80%, 01/05/34	30	29,852
5.35%, 01/09/35	30	30,767
Series B, 4.60%, 03/11/33	25	24,630
Series B, 4.80%, 01/11/36	35	34,365
Volkswagen Group of America Finance LLC
5.60%, 03/22/34(b)	10	10,082
5.80%, 03/27/35(b)	5	5,076
		1,330,957
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	15	15,554
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(b)	15	15,060
7.75%, 10/15/33(b)	25	25,068
BorgWarner, Inc., 5.40%, 08/15/34	10	10,178
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)	15	15,369
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.38%, 04/15/34(b)	10	9,990
Dana, Inc., 4.50%, 02/15/32	5	4,671
Dexko Global, Inc., 7.50%, 04/15/32(b)	10	8,660
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,669
Goodyear Tire & Rubber Co.(The)
5.25%, 07/15/31	14	12,431
5.63%, 04/30/33	10	8,711
IHO Verwaltungs GmbH
7.38%, 05/15/33, (7.38% Cash or 8.13% PIK)(b)(e)	10	10,279
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(b)(e)	10	10,441

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp., 2.60%, 01/15/32	$25	$22,104
Magna International, Inc.
5.50%, 03/21/33	10	10,281
5.88%, 06/01/35	10	10,440
Phinia, Inc., 6.63%, 10/15/32(b)	5	5,134
Qnity Electronics, Inc.
5.75%, 08/15/32(b)	20	20,156
6.25%, 08/15/33(b)	10	10,205
ZF North America Capital, Inc., 6.88%, 04/23/32(b)	15	14,720
		254,121
Banks — 4.7%
Australia & New Zealand Banking Group Ltd., 5.20%, 09/30/35, (1-year CMT + 1.47%)(a)(b)	30	29,601
Banco Bilbao Vizcaya Argentaria SA, 6.03%, 03/13/35, (1-year CMT + 1.95%)(a)	15	15,630
Banco Santander SA
5.44%, 04/15/36	200	199,758
6.03%, 01/17/35	20	20,946
Bangkok Bank PCL/Hong Kong, 6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(c)	200	203,593
Bank of America Corp.
2.30%, 07/21/32, (1-day SOFR + 1.22%)(a)	90	79,581
2.48%, 09/21/36, (5-year CMT + 1.20%)(a)	55	47,965
2.57%, 10/20/32, (1-day SOFR + 1.21%)(a)	75	66,851
2.97%, 02/04/33, (1-day SOFR + 1.33%)(a)	95	85,898
3.85%, 03/08/37, (5-year CMT + 2.00%)(a)	30	27,932
4.57%, 04/27/33, (1-day SOFR + 1.83%)(a)	95	93,276
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)	100	100,501
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)	50	49,256
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)	95	96,471
5.43%, 08/15/35, (1-day SOFR + 1.91%)(a)	55	55,262
5.46%, 05/09/36, (1-day SOFR + 1.64%)(a)	50	51,048
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)	135	137,956
5.49%, 04/23/37, (1-day SOFR + 1.57%)(a)	25	24,871
5.51%, 01/24/36, (1-day SOFR + 1.31%)(a)	95	97,323
5.52%, 10/25/35, (1-day SOFR + 1.74%)(a)	70	70,533
5.74%, 02/12/36, (1-day SOFR + 1.70%)(a)	60	61,271
5.87%, 09/15/34, (1-day SOFR + 1.84%)(a)	80	83,865
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	25	22,346
5.51%, 06/04/31	60	62,150
Bank of New York Mellon Corp.(The)
1.80%, 07/28/31	5	4,358
2.50%, 01/26/32	25	22,517
4.71%, 02/01/34, (1-day SOFR + 1.51%)(a)	20	19,771
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	20	20,031
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	80	81,257
5.09%, 04/23/37, (1-day SOFR + 1.18%)(a)	25	24,854
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	25	25,354
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	55	55,798
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	20	20,295
5.83%, 10/25/33, (1-day SOFR Index + 2.07%)(a)	30	31,639
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	30	32,789
Bank of Nova Scotia(The)
2.45%, 02/02/32	45	39,870
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	25	24,936
4.81%, 02/02/34, (1-day SOFR + 1.05%)(a)	25	24,669
5.65%, 02/01/34	40	41,744
Barclays PLC
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)	10	9,940
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)	20	20,410
Security	Par (000)	Value
Banks (continued)
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)	$200	$210,856
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	10	9,877
BNP Paribas SA
3.13%, 01/20/33, (1-day SOFR + 1.56%)(a)(b)	15	13,539
5.74%, 02/20/35, (1-day SOFR + 1.88%)(a)(b)	10	10,273
5.79%, 01/13/33, (1-day SOFR + 1.62%)(a)(b)	15	15,509
5.89%, 12/05/34, (1-day SOFR + 1.87%)(a)(b)	10	10,482
BPCE SA
5.94%, 05/30/35, (1-day SOFR + 1.85%)(a)(b)	250	256,593
7.00%, 10/19/34, (1-day SOFR + 2.59%)(a)(b)	10	10,923
CaixaBank SA
5.58%, 07/03/36, (1-day SOFR + 1.79%)(a)(b)	5	5,052
6.04%, 06/15/35, (1-day SOFR + 2.26%)(a)(b)	10	10,441
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	16	15,046
6.09%, 10/03/33	25	26,700
Citibank N.A., 5.57%, 04/30/34	50	52,068
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(a)	50	44,384
3.06%, 01/25/33, (1-day SOFR + 1.35%)(a)	60	54,409
3.79%, 03/17/33, (1-day SOFR + 1.94%)(a)	90	84,830
4.91%, 05/24/33, (1-day SOFR + 2.09%)(a)	45	44,802
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)	70	69,659
5.33%, 03/27/36, (1-day SOFR + 1.47%)(a)	65	65,457
5.41%, 09/19/39, (5-year CMT + 1.73%)(a)	10	9,883
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)	65	66,183
5.83%, 02/13/35, (1-day SOFR + 2.06%)(a)	55	56,101
6.02%, 01/24/36, (1-day SOFR + 1.83%)(a)	65	66,940
6.17%, 05/25/34, (1-day SOFR + 2.66%)(a)	70	73,159
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)	60	64,082
6.63%, 06/15/32	30	32,606
Citizens Financial Group, Inc.
2.64%, 09/30/32	10	8,617
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	20	20,058
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	5	5,136
6.65%, 04/25/35, (1-day SOFR + 2.33%)(a)	40	43,101
Commonwealth Bank of Australia
1.88%, 09/15/31(b)	20	17,593
5.84%, 03/13/34(b)	15	15,515
Credit Agricole SA
5.37%, 03/11/34(b)	5	5,116
5.86%, 01/09/36, (1-day SOFR + 1.74%)(a)(b)	20	20,614
6.25%, 01/10/35, (1-day SOFR + 2.67%)(a)(b)	10	10,383
Deutsche Bank AG/New York, 3.74%, 01/07/33, (1-day SOFR + 2.26%)(a)	25	22,874
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.66%)(a)	15	14,460
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)	20	19,587
Goldman Sachs Capital I, 6.35%, 02/15/34	30	31,394
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)	50	49,890
Goldman Sachs Group, Inc.(The)
2.38%, 07/21/32, (1-day SOFR + 1.25%)(a)	50	44,222
2.65%, 10/21/32, (1-day SOFR + 1.26%)(a)	65	57,831
3.10%, 02/24/33, (1-day SOFR + 1.41%)(a)	80	72,517
4.94%, 10/21/36, (1-day SOFR + 1.33%)(a)	75	72,820
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)	110	108,393
5.07%, 01/21/37, (1-day SOFR + 1.19%)(a)	70	68,468
5.33%, 07/23/35, (1-day SOFR + 1.55%)(a)	50	50,279
5.39%, 02/02/41, (5-year CMT + 1.18%)(a)	50	48,742
5.43%, 06/03/37, (1-day SOFR + 1.31%)(a)	35	35,187

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.54%, 01/28/36, (1-day SOFR + 1.38%)(a)	$65	$66,109
5.85%, 04/25/35, (1-day SOFR + 1.55%)(a)	50	52,023
6.13%, 02/15/33(d)	70	75,223
6.56%, 10/24/34, (1-day SOFR + 1.95%)(a)	75	81,437
HSBC Holdings PLC
2.87%, 11/22/32, (1-day SOFR + 1.41%)(a)	20	17,966
4.76%, 03/29/33, (1-day SOFR + 2.53%)(a)	200	195,223
5.13%, 11/06/36, (1-day SOFR + 1.43%)(a)	10	9,839
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)	200	199,593
5.45%, 03/03/36, (1-day SOFR + 1.56%)(a)	30	30,260
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)	20	20,649
6.25%, 03/09/34, (1-day SOFR + 2.39%)(a)	200	212,904
8.11%, 11/03/33, (1-day SOFR + 4.25%)(a)	10	11,505
Huntington Bancshares, Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	15	12,919
5.02%, 05/17/33, (1-day SOFR + 2.05%)(a)	20	19,887
5.61%, 01/28/41, (5-year CMT + 1.35%)(a)	15	14,681
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	40	40,978
6.14%, 11/18/39, (5-year CMT + 1.70%)(a)	5	5,111
ING Groep NV, 5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	5	5,099
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.60%)(a)(b)	10	9,436
7.20%, 11/28/33(b)	30	33,827
8.25%, 11/21/33, (1-year CMT + 4.40%)(a)(b)	15	17,401
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(a)	60	53,501
2.96%, 01/25/33, (1-day SOFR + 1.26%)(a)	65	58,954
4.59%, 04/26/33, (1-day SOFR + 1.80%)(a)	50	49,246
4.81%, 10/22/36, (1-day SOFR + 1.19%)(a)	95	92,239
4.90%, 01/22/37, (1-day SOFR + 1.07%)(a)	45	43,841
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)	80	80,100
4.95%, 10/22/35, (1-day SOFR + 1.34%)(a)	70	69,099
5.15%, 04/23/37, (1-day SOFR + 1.26%)(a)	25	24,846
5.19%, 02/05/37, (1-day SOFR + 1.30%)(a)	50	49,214
5.29%, 07/22/35, (1-day SOFR + 1.46%)(a)	110	111,061
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)	75	76,053
5.35%, 06/01/34, (1-day SOFR + 1.85%)(a)	85	86,695
5.50%, 01/24/36, (1-day SOFR + 1.32%)(a)	70	71,624
5.57%, 04/22/36, (1-day SOFR + 1.68%)(a)	90	92,591
5.58%, 07/23/36, (1-day SOFR + 1.64%)(a)	80	81,160
5.72%, 09/14/33, (1-day SOFR + 2.58%)(a)	50	51,677
5.77%, 04/22/35, (1-day SOFR + 1.49%)(a)	80	83,222
6.25%, 10/23/34, (1-day SOFR + 1.81%)(a)	55	59,028
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	10	9,796
5.31%, 01/28/37, (1-day SOFR + 1.37%)(a)	25	24,620
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	35	37,234
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	25	24,648
Kreditanstalt fuer Wiederaufbau
4.13%, 07/15/33	95	93,962
4.38%, 02/28/34	55	55,192
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)	20	19,917
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)	15	15,305
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)	10	10,285
7.95%, 11/15/33, (1-year CMT + 3.75%)(a)	15	17,057
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	15	14,893
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	55	54,933
Security	Par (000)	Value
Banks (continued)
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	$10	$8,980
2.87%, 01/14/33, (1-day SOFR + 1.53%)(a)(b)	33	29,526
4.44%, 06/21/33, (1-day SOFR + 2.41%)(a)(b)	33	32,016
5.49%, 11/09/33, (1-day SOFR + 2.87%)(a)(b)	30	30,654
5.89%, 06/15/34, (1-day SOFR + 2.38%)(a)(b)	35	36,542
6.26%, 12/07/34, (1-day SOFR + 2.30%)(a)(b)	50	53,296
Mitsubishi UFJ Financial Group, Inc.
5.13%, 07/20/33, (1-year CMT + 2.13%)(a)	10	10,079
5.43%, 04/17/35, (1-year CMT + 1.00%)(a)	200	203,689
5.62%, 04/24/36, (1-year CMT + 1.27%)(a)	5	5,145
Mizuho Financial Group, Inc.
2.56%, 09/13/31	45	39,890
5.67%, 09/13/33, (1-year CMT + 2.40%)(a)	95	98,495
Morgan Stanley
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)	135	118,672
2.48%, 09/16/36, (1-day SOFR + 1.36%)(a)	65	56,525
2.51%, 10/20/32, (1-day SOFR + 1.20%)(a)	70	62,013
2.94%, 01/21/33, (1-day SOFR + 1.29%)(a)	55	49,561
4.89%, 07/20/33, (1-day SOFR + 2.08%)(a)	25	24,913
5.07%, 01/30/37, (1-day SOFR + 1.18%)(a)	50	49,011
5.25%, 04/21/34, (1-day SOFR + 1.87%)(a)	65	65,668
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)	50	49,865
5.30%, 04/20/37, (1-day SOFR + 2.62%)(a)	5	5,005
5.31%, 01/18/41, (5-year CMT + 1.17%)(a)	10	9,760
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)	60	60,534
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)	75	76,452
5.47%, 01/18/35, (1-day SOFR + 1.73%)(a)	75	76,404
5.59%, 01/18/36, (1-day SOFR + 1.42%)(a)	70	71,763
5.66%, 04/17/36, (1-day SOFR + 1.76%)(a)	85	87,538
5.83%, 04/19/35, (1-day SOFR + 1.58%)(a)	60	62,527
5.94%, 02/07/39, (5-year CMT + 1.80%)(a)	35	36,164
5.95%, 01/19/38, (5-year CMT + 2.43%)(a)	35	36,244
6.34%, 10/18/33, (1-day SOFR + 2.56%)(a)	55	58,905
6.63%, 11/01/34, (1-day SOFR + 2.05%)(a)	35	38,214
7.25%, 04/01/32	80	90,316
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(a)	75	72,739
National Australia Bank Ltd., 5.90%, 01/14/36, (1-year CMT + 1.30%)(a)(b)	20	20,549
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.10%)(a)	100	105,137
Norinchukin Bank (The), 2.08%, 09/22/31(b)	15	12,983
Northern Trust Corp., 5.12%, 11/19/40, (5-year CMT + 1.05%)(a)	20	19,581
PNC Financial Services Group, Inc.(The)
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	7	6,800
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	25	24,929
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	25	25,079
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	65	65,588
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	45	45,656
5.42%, 01/25/41, (5-year CMT + 1.17%)(a)	10	9,811
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	50	51,204
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	40	41,275
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	40	42,055
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	45	47,430
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	35	38,667
Regions Financial Corp., 5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)	10	10,077
Royal Bank of Canada
2.30%, 11/03/31	65	58,077

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 02/01/33	$75	$75,702
5.00%, 05/02/33	55	55,567
5.15%, 02/01/34	40	40,868
Santander Holdings USA, Inc., 6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(d)	15	15,879
Societe Generale SA
5.44%, 10/03/36, (1-day SOFR + 1.73%)(a)(b)	5	4,925
6.69%, 01/10/34, (1-year CMT + 2.95%)(a)(b)	200	214,611
Standard Chartered PLC
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(b)	205	204,321
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(b)	30	30,929
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(b)	10	10,451
State Street Corp.
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	40	35,707
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	20	19,256
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	5	4,901
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	35	34,902
4.78%, 10/23/36, (1-day SOFR + 1.22%)(a)	35	34,079
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	40	39,790
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	35	35,074
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	15	15,186
Sumitomo Mitsui Financial Group, Inc.
5.25%, 07/08/36, (1-day SOFR + 1.50%)(a)	200	201,366
5.33%, 03/03/41, (5-year CMT + 1.30%)(a)	50	48,918
5.56%, 07/09/34	25	25,752
5.77%, 01/13/33	15	15,676
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 03/13/35(b)	10	9,950
Toronto-Dominion Bank(The)
2.00%, 09/10/31	20	17,706
2.45%, 01/12/32	60	53,247
3.20%, 03/10/32	45	41,444
4.46%, 06/08/32	55	54,158
4.93%, 10/15/35	55	54,049
5.30%, 01/30/32	25	25,573
Truist Financial Corp.
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	25	24,508
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)	55	53,372
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	35	34,988
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	20	20,205
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	40	41,200
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	40	41,627
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	20	21,148
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(a)	25	24,763
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	30	26,070
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	15	13,361
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	30	29,610
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	25	24,742
5.03%, 01/26/37, (1-day SOFR + 1.10%)(a)	25	24,597
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	50	50,907
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	40	41,319
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	60	62,619
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	30	31,384
UBS Group AG
4.99%, 08/05/33, (1-year CMT + 2.40%)(a)(b)	200	198,735
5.01%, 03/23/37, (1-day SOFR + 1.34%)(a)(b)	200	194,737
5.58%, 05/09/36, (1-day SOFR + 1.76%)(a)(b)	10	10,182
5.70%, 02/08/35, (1-year CMT + 1.77%)(a)(b)	15	15,426
6.54%, 08/12/33, (1-day SOFR + 3.92%)(a)(b)	10	10,730
Security	Par (000)	Value
Banks (continued)
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.55%)(a)(b)	$10	$9,197
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	10	10,107
Wells Fargo & Co.
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)	75	69,038
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)	55	53,646
4.90%, 07/25/33, (1-day SOFR + 2.10%)(a)	75	74,732
4.96%, 01/23/37, (1-day SOFR + 1.10%)(a)	65	63,511
5.21%, 12/03/35, (1-day SOFR + 1.38%)(a)	60	60,041
5.38%, 02/07/35	55	56,465
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)	105	106,828
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)	75	76,518
5.56%, 07/25/34, (1-day SOFR + 1.99%)(a)	90	92,525
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)	70	71,816
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)	75	81,229
Westpac Banking Corp.
2.15%, 06/03/31	85	76,220
3.02%, 11/18/36, (5-year CMT + 1.53%)(a)	25	22,380
5.62%, 11/20/35, (1-year CMT + 1.20%)(a)	55	55,620
		13,078,923
Beverages — 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	100	97,357
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34	25	25,259
5.88%, 06/15/35	25	26,720
Coca-Cola Co.(The)
2.25%, 01/05/32	45	40,313
4.65%, 08/14/34	25	25,049
5.00%, 05/13/34	10	10,272
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35	5	4,970
Constellation Brands, Inc.
2.25%, 08/01/31	15	13,236
4.90%, 05/01/33	25	24,772
Diageo Investment Corp., 7.45%, 04/15/35	5	5,846
Keurig Dr Pepper, Inc.
4.05%, 04/15/32	15	14,294
5.15%, 05/15/35	20	19,659
5.30%, 03/15/34	30	30,005
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	35	34,860
PepsiCo, Inc.
1.95%, 10/21/31	40	35,242
3.90%, 07/18/32	25	24,280
4.45%, 02/15/33	10	10,000
4.65%, 07/23/32	15	15,082
5.00%, 02/07/35	25	25,230
5.00%, 07/23/35	15	15,128
		497,574
Biotechnology — 0.2%
Amgen, Inc.
2.00%, 01/15/32	75	64,825
3.35%, 02/22/32	35	32,547
4.85%, 02/19/36	35	34,318
5.25%, 03/02/33	90	91,903
Biogen, Inc., 5.75%, 05/15/35	25	26,054
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(b)	15	14,821
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	25	23,312
CSL Finance PLC, 4.25%, 04/27/32(b)	30	28,900

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(b)	$20	$20,382
7.25%, 12/15/33(b)	20	20,808
Gilead Sciences, Inc.
4.60%, 09/01/35	25	24,394
5.10%, 06/15/35	25	25,227
5.25%, 10/15/33	10	10,307
Royalty Pharma PLC
2.15%, 09/02/31	25	21,958
5.20%, 09/25/35	25	24,822
5.40%, 09/02/34	5	5,060
		469,638
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)	15	15,614
Amrize Finance U.S. LLC, 5.40%, 04/07/35	20	20,309
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	27	24,861
6.38%, 06/15/32(b)	10	10,091
6.38%, 03/01/34(b)	20	19,975
6.75%, 05/15/35(b)	10	10,105
Carlisle Companies, Inc.
2.20%, 03/01/32	5	4,324
5.25%, 09/15/35	20	20,019
Carrier Global Corp., 5.90%, 03/15/34	10	10,544
CRH America Finance, Inc., 5.00%, 02/09/36	25	24,574
Eagle Materials, Inc.
2.50%, 07/01/31	10	8,944
5.00%, 03/15/36	25	24,133
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 07/15/31(b)	10	10,334
Fortune Brands Innovations, Inc.
4.00%, 03/25/32	10	9,460
5.88%, 06/01/33(d)	26	27,018
JELD-WEN Holding, Inc., 7.00%, 09/01/32(b)(d)	5	3,093
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31	35	30,589
4.90%, 12/01/32	10	10,038
Martin Marietta Materials, Inc.
2.40%, 07/15/31	10	8,957
5.15%, 12/01/34	15	15,079
Masterbrand, Inc., 7.00%, 07/15/32(b)(d)	15	14,964
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	14,760
Owens Corning, 5.70%, 06/15/34	20	20,713
Quikrete Holdings, Inc.
6.38%, 03/01/32(b)	80	81,468
6.75%, 03/01/33(b)	20	20,301
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	20	21,088
Standard Building Solutions, Inc.
5.88%, 03/15/34(b)	15	14,624
6.25%, 08/01/33(b)	20	20,014
6.50%, 08/15/32(b)	30	30,414
Trane Technologies Financing Ltd.
5.10%, 06/13/34	25	25,332
5.25%, 03/03/33	5	5,127
Vulcan Materials Co., 5.35%, 12/01/34	15	15,263
Wilsonart LLC, 11.00%, 08/15/32(b)	10	7,668
		599,797
Security	Par (000)	Value
Chemicals — 0.3%
Air Products and Chemicals, Inc.
4.80%, 03/03/33	$25	$25,180
4.85%, 02/08/34	20	20,016
Albemarle Corp., 5.05%, 06/01/32	4	4,013
Ashland, Inc., 3.38%, 09/01/31(b)	20	18,270
Celanese U.S. Holdings LLC
6.75%, 04/15/33	15	15,470
7.38%, 07/15/32	25	26,302
7.38%, 02/15/34(d)	15	15,661
7.70%, 11/15/33	20	21,483
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)	15	13,279
CF Industries, Inc.
5.15%, 03/15/34	15	14,951
5.30%, 11/26/35	25	24,948
Chemours Co.(The)
7.88%, 03/15/34(b)	10	10,140
8.00%, 01/15/33(b)	10	10,216
Dow Chemical Co.(The)
4.25%, 10/01/34	20	18,348
5.15%, 02/15/34	25	24,637
6.30%, 03/15/33	25	26,409
Eastman Chemical Co.
5.63%, 02/20/34	20	20,381
5.75%, 03/08/33(d)	10	10,364
Ecolab, Inc.
2.13%, 02/01/32	25	21,939
5.00%, 09/01/35	25	24,985
5.15%, 06/15/33	25	25,387
5.35%, 06/15/36	25	25,407
EIDP, Inc., 4.80%, 05/15/33	20	19,749
FMC Corp., 5.65%, 05/18/33(d)	15	13,488
Huntsman International LLC, 2.95%, 06/15/31	10	8,632
LYB International Finance III LLC
5.50%, 03/01/34	40	40,032
5.63%, 05/15/33	10	10,138
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)	10	10,300
Nutrien Ltd.
4.13%, 03/15/35	10	9,210
5.40%, 06/21/34	10	10,190
Olin Corp., 6.63%, 04/01/33(b)	25	24,814
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(b)	15	14,658
7.25%, 06/15/31(b)	15	15,228
Series 144*, 7.25%, 02/15/33(b)	35	34,559
Perimeter Holdings LLC, 6.25%, 01/15/34(b)	10	9,935
RPM International, Inc., 2.95%, 01/15/32	20	18,082
Sherwin-Williams Co.(The)
2.20%, 03/15/32	20	17,465
4.80%, 09/01/31	15	15,053
5.15%, 08/15/35	10	10,028
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)	20	19,763
Westlake Corp., 5.55%, 11/15/35	25	24,909
WR Grace Holdings LLC
6.63%, 08/15/32(b)	25	24,810
7.00%, 08/01/33(b)	10	9,918
YPF SA, 7.00%, 09/30/33(c)(f)	50	50,108
		828,855
Commercial Services — 0.5%
ADT Security Corp.(The)
4.88%, 07/15/32(b)	15	14,191
5.88%, 10/15/33(b)	15	14,659

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
APi Group DE, Inc., 5.75%, 06/01/34(b)	$10	$9,944
Ashtead Capital, Inc.
5.55%, 05/30/33(b)	5	5,078
5.80%, 04/15/34(b)	15	15,392
Automatic Data Processing, Inc.
4.45%, 09/09/34	20	19,577
4.75%, 05/08/32	30	30,117
5.00%, 05/07/36	25	24,933
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(b)	20	20,406
Block Financial LLC, 5.38%, 09/15/32	5	4,915
Block, Inc.
3.50%, 06/01/31	18	16,393
6.00%, 08/15/33(b)	15	15,005
6.50%, 05/15/32	40	40,765
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,120
Cimpress PLC, 7.38%, 09/15/32(b)	10	10,116
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	20	19,414
DP World Crescent Ltd., 5.50%, 05/08/35(c)	200	199,925
Equifax, Inc., 2.35%, 09/15/31	30	26,451
EquipmentShare.com, Inc.
8.00%, 03/15/33(b)	10	10,400
8.63%, 05/15/32(b)	10	10,510
ERAC USA Finance LLC
4.90%, 05/01/33(b)	35	34,804
5.20%, 10/30/34(b)	10	10,087
Garda World Security Corp.
8.25%, 08/01/32(b)	25	25,630
8.38%, 11/15/32(b)	20	20,739
Global Payments, Inc.
2.90%, 11/15/31	15	13,245
5.20%, 11/15/32	25	24,527
5.40%, 08/15/32	15	14,997
5.55%, 11/15/35	30	29,255
Graham Holdings Co., 5.63%, 12/01/33(b)	15	14,765
Herc Holdings, Inc.
6.00%, 03/15/34(b)	10	9,934
7.25%, 06/15/33(b)(d)	25	26,079
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)	30	23,172
J Paul Getty Trust (The), 4.91%, 04/01/35	10	10,036
Mobility Global, Inc., 6.05%, 06/15/36(b)	25	25,439
Moody's Corp.
4.25%, 08/08/32	25	24,344
5.00%, 08/05/34	10	10,018
PayPal Holdings, Inc.
4.40%, 06/01/32	40	38,969
5.15%, 06/01/34	20	19,896
President and Fellows of Harvard College, 4.61%, 02/15/35(d)	15	14,871
Quanta Services, Inc.
2.35%, 01/15/32	25	21,963
5.10%, 08/09/35	25	24,915
5.25%, 08/09/34	15	15,154
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	25	24,505
RELX Capital, Inc.
4.75%, 05/20/32	5	4,997
5.25%, 03/27/35	15	15,199
Rollins, Inc., 5.25%, 02/24/35	10	9,978
RRD Parent, Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(e)	8	14,583
Security	Par (000)	Value
Commercial Services (continued)
S&P Global, Inc.
2.90%, 03/01/32	$45	$41,053
4.80%, 12/04/35(b)	5	4,890
5.25%, 09/15/33	5	5,142
Service Corp. International/U.S., 5.75%, 10/15/32	15	15,120
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	30	30,005
TR Finance LLC, 5.50%, 08/15/35	10	10,145
TriNet Group, Inc., 7.13%, 08/15/31(b)	5	5,032
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	22,596
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,912
United Rentals North America, Inc.
3.75%, 01/15/32	11	10,179
5.38%, 11/15/33(b)	40	39,499
6.13%, 03/15/34(b)	20	20,524
Valvoline, Inc., 3.63%, 06/15/31(b)	10	9,130
Verisk Analytics, Inc.
5.25%, 06/05/34	25	24,987
5.25%, 03/15/35	15	14,900
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	20	20,686
WEX, Inc., 6.50%, 03/15/33(b)	15	14,920
Williams Scotsman, Inc., 7.38%, 10/01/31(b)	10	10,422
		1,343,554
Computers — 0.3%
Accenture Capital, Inc.
4.25%, 10/04/31	80	78,767
4.50%, 10/04/34	35	33,871
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	15	15,530
Apple, Inc.
1.70%, 08/05/31	25	22,022
3.35%, 08/08/32	30	28,507
4.30%, 05/10/33	20	19,973
4.50%, 05/12/32	25	25,309
4.50%, 02/23/36(d)	25	24,909
4.75%, 05/12/35	25	25,256
Booz Allen Hamilton, Inc.
5.95%, 08/04/33	10	10,246
5.95%, 04/15/35(d)	10	10,100
CACI International, Inc., 6.38%, 06/15/33(b)	20	20,456
CGI, Inc., 2.30%, 09/14/31	10	8,697
Dell International LLC/EMC Corp.
4.75%, 10/06/32	30	29,774
4.85%, 02/01/35	25	24,533
5.10%, 02/15/36	25	24,780
5.30%, 04/01/32	35	35,731
5.40%, 04/15/34	20	20,447
5.50%, 04/01/35	25	25,553
5.75%, 02/01/33	20	20,905
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	15	15,165
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	30	29,961
5.00%, 10/15/34	45	44,130
5.25%, 04/01/33	25	25,187
6.20%, 10/15/35(d)	25	26,820
HP, Inc.
2.65%, 06/17/31	85	76,320
5.50%, 01/15/33(d)	30	30,736
IBM International Capital Pte. Ltd., 4.90%, 02/05/34	10	9,918
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	10	10,153

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
International Business Machines Corp.
2.72%, 02/09/32	$10	$8,961
4.40%, 07/27/32	10	9,789
5.00%, 02/10/32	15	15,157
5.20%, 02/10/35	10	10,087
5.88%, 11/29/32	5	5,301
Kyndryl Holdings, Inc., 3.15%, 10/15/31	15	12,587
Leidos, Inc.
5.00%, 03/15/36	25	24,201
5.50%, 03/15/35	10	10,166
5.75%, 03/15/33	20	20,710
NetApp, Inc.
5.50%, 03/17/32	5	5,116
5.70%, 03/17/35	15	15,358
Science Applications International Corp., 5.88%, 11/01/33(b)	20	19,760
Seagate Data Storage Technology Pte. Ltd.
5.75%, 12/01/34(b)	10	10,138
8.50%, 07/15/31(b)	5	5,226
9.63%, 12/01/32(b)	12	13,328
		959,641
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,404
4.60%, 03/01/33	4	4,032
Estee Lauder Companies, Inc.(The)
4.65%, 05/15/33	20	19,714
5.00%, 02/14/34	50	50,149
Kenvue, Inc., 4.90%, 03/22/33	35	35,220
Opal Bidco SAS, 6.50%, 03/31/32(b)	20	20,357
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(d)	15	14,314
Procter & Gamble Co.(The)
2.30%, 02/01/32	35	31,641
4.35%, 11/03/35	25	24,223
4.55%, 01/29/34	10	10,000
5.80%, 08/15/34	10	10,743
Unilever Capital Corp., 1.75%, 08/12/31	100	87,402
		317,199
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.65%, 04/20/32(b)	5	4,910
LKQ Corp., 6.25%, 06/15/33	25	25,864
Mitsubishi Corp., 4.88%, 09/09/35(b)	5	4,929
Resideo Funding, Inc., 6.50%, 07/15/32(b)	10	10,044
S&S Holdings LLC, 8.38%, 10/01/31(b)	10	9,591
		55,338
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	150	137,274
3.40%, 10/29/33	10	8,896
4.95%, 09/10/34	20	19,486
Ally Financial, Inc.
5.55%, 07/31/33, (1-day SOFR + 1.78%)(a)	15	14,873
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	35	35,701
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	10	9,895
6.70%, 02/14/33	10	10,310
8.00%, 11/01/31	60	66,848
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	40	38,952
4.80%, 10/24/36, (1-day SOFR + 1.24%)(a)	55	53,235
Security	Par (000)	Value
Diversified Financial Services (continued)
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	$10	$10,011
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	25	24,921
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	35	35,150
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	45	45,527
5.41%, 02/08/41, (5-year CMT + 1.15%)(a)	25	24,909
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	25	25,507
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	55	57,018
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	5	5,190
Ameriprise Financial, Inc.
4.50%, 05/13/32	5	4,954
5.15%, 05/15/33	15	15,266
5.20%, 04/15/35	15	15,041
Apollo Global Management, Inc.
5.15%, 08/12/35	20	19,599
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)	5	4,846
6.38%, 11/15/33	10	10,722
Aviation Capital Group LLC, 4.88%, 01/28/33(b)	25	24,260
Avolon Holdings Funding Ltd.
4.85%, 04/01/33(b)	25	24,190
4.95%, 10/15/32(b)	5	4,875
Azorra Finance Ltd., 6.25%, 02/15/34(b)	25	24,137
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	30	25,739
2.55%, 03/30/32(b)	15	13,158
6.20%, 04/22/33(b)	30	31,862
Blue Owl Finance LLC, 4.38%, 02/15/32	35	32,172
BOC Aviation USA Corp., 4.88%, 05/03/33(c)	200	202,592
Brookfield Asset Management Ltd.
5.30%, 01/15/36	25	24,533
5.80%, 04/24/35	10	10,223
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,270
Brookfield Finance, Inc.
5.33%, 01/15/36	25	24,675
5.68%, 01/15/35	5	5,087
6.35%, 01/05/34	35	37,306
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	20	19,279
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	45	38,856
2.62%, 11/02/32, (1-day SOFR + 1.27%)(a)	30	26,527
5.20%, 09/11/36, (1-day SOFR + 1.63%)(a)	50	48,671
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	20	20,078
5.40%, 01/30/37, (1-day SOFR + 1.51%)(a)	25	24,661
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	20	20,569
5.88%, 07/26/35, (1-day SOFR + 1.99%)(a)	50	51,363
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	30	31,160
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	35	35,805
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	30	31,790
6.70%, 11/29/32	15	16,324
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	25	28,801
Cboe Global Markets, Inc., 3.00%, 03/16/32	10	9,184
Charles Schwab Corp.(The)
1.95%, 12/01/31	30	26,123
2.90%, 03/03/32	70	63,553
4.91%, 11/14/36, (1-day SOFR + 1.23%)(a)	25	24,314
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	35	36,643
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	10	10,637
Citadel LP, 6.38%, 01/23/32(b)	10	10,429
CME Group, Inc., 2.65%, 03/15/32	5	4,525
Coinbase Global, Inc., 3.63%, 10/01/31(b)(d)	15	13,244

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(b)	$25	$24,033
Encore Capital Group, Inc., 6.63%, 06/01/32(b)	15	14,998
First Eagle Holdings, Inc., 7.25%, 08/15/32(b)	10	10,134
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	15	15,108
Freedom Mortgage Holdings LLC
7.88%, 04/01/33(b)	5	4,883
8.38%, 04/01/32(b)	15	15,229
Intercontinental Exchange, Inc.
1.85%, 09/15/32	50	42,242
4.60%, 03/15/33	50	49,517
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(b)	30	30,074
6.75%, 05/01/33(b)	45	46,275
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	10	10,109
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(b)	10	9,857
Jefferies Financial Group, Inc.
2.63%, 10/15/31	55	48,064
2.75%, 10/15/32	25	21,384
5.50%, 02/15/36	25	24,330
LPL Holdings, Inc.
5.65%, 03/15/35	10	9,946
5.75%, 06/15/35	10	10,020
6.00%, 05/20/34	10	10,246
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	5	5,061
Mastercard, Inc.
2.00%, 11/18/31	15	13,266
4.35%, 01/15/32	15	14,842
4.55%, 01/15/35	30	29,379
4.85%, 03/09/33	15	15,194
4.88%, 05/09/34	25	25,127
4.95%, 03/15/32	10	10,234
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	10	10,294
Nasdaq, Inc., 5.55%, 02/15/34	35	36,145
Navient Corp.
5.63%, 08/01/33	10	8,137
7.88%, 06/15/32(d)	15	14,069
Nomura Holdings, Inc., 5.78%, 07/03/34	200	207,037
Nuveen LLC, 5.85%, 04/15/34(b)	25	25,694
OneMain Finance Corp.
6.50%, 03/15/33	15	14,646
6.75%, 03/15/32	25	24,851
6.75%, 09/15/33	15	14,684
7.13%, 11/15/31	5	5,063
7.13%, 09/15/32	15	15,125
ORIX Corp.
4.00%, 04/13/32	5	4,785
5.20%, 09/13/32(d)	25	25,330
Osaic Holdings, Inc.
6.75%, 08/01/32(b)	20	20,187
8.00%, 08/01/33(b)	15	15,243
PennyMac Financial Services, Inc.
5.75%, 09/15/31(b)	12	11,321
6.75%, 02/15/34(b)	10	9,565
6.88%, 05/15/32(b)	20	19,607
6.88%, 02/15/33(b)	15	14,558
Raymond James Financial, Inc., 4.90%, 09/11/35	25	24,320
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Companies, Inc.
6.38%, 08/01/33(b)	$40	$40,589
7.13%, 02/01/32(b)	25	25,888
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(b)	19	17,053
Sumisho Air Lease Corp.
2.88%, 01/15/32	10	8,930
5.20%, 07/15/31	5	5,025
5.50%, 03/24/36(b)	25	24,890
Synchrony Financial
2.88%, 10/28/31	30	26,407
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	40	40,106
7.25%, 02/02/33	15	15,538
TPG Operating Group II LP
5.38%, 01/15/36	25	24,485
5.88%, 03/05/34	10	10,208
UBS Americas, Inc., 7.13%, 07/15/32	25	27,939
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)	10	10,475
Visa, Inc.
4.15%, 12/14/35	30	28,633
4.70%, 02/12/36	25	24,768
Voya Financial, Inc.
5.00%, 09/20/34	30	29,513
5.05%, 03/02/36	25	24,168
		3,191,574
Electric — 1.9%
AEP Texas, Inc.
4.70%, 05/15/32	10	9,867
5.40%, 06/01/33	5	5,091
Series Q, 5.20%, 04/15/36	25	24,608
AEP Transmission Co. LLC
5.15%, 04/01/34	10	10,075
5.38%, 06/15/35	10	10,175
AES Corp. (The), 5.80%, 03/15/32	15	15,249
Alabama Power Co.
3.05%, 03/15/32	5	4,593
3.94%, 09/01/32	5	4,805
5.10%, 04/02/35	10	10,072
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	23,268
Alpha Generation LLC
6.25%, 01/15/34(b)	20	19,820
6.75%, 10/15/32(b)	15	15,346
Ameren Corp., 5.38%, 03/15/35	20	20,248
American Electric Power Co., Inc.
5.63%, 03/01/33	18	18,673
5.95%, 11/01/32	15	15,853
6.95%, 12/15/54, (5-year CMT + 2.68%)(a)	10	10,691
American Transmission Systems, Inc., 2.65%, 01/15/32(b)	28	25,018
Appalachian Power Co.
4.50%, 08/01/32	10	9,828
5.65%, 04/01/34	45	46,260
Arizona Public Service Co.
2.20%, 12/15/31	30	26,181
5.70%, 08/15/34	15	15,538
Baltimore Gas and Electric Co.
5.30%, 06/01/34	10	10,166
5.45%, 06/01/35	15	15,296
Black Hills Corp.
6.00%, 01/15/35	10	10,425

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.15%, 05/15/34	$10	$10,535
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	10	9,948
Capital Power U.S. Holdings, Inc., 6.19%, 06/01/35(b)	10	10,313
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	20	20,134
5.15%, 03/01/34	10	10,116
Series AG, 3.00%, 03/01/32	15	13,676
Series ai., 4.45%, 10/01/32	10	9,821
Series AQ, 4.95%, 08/15/35	25	24,748
Series K2, 6.95%, 03/15/33	10	11,161
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(a)(d)	10	10,503
Clearway Energy Operating LLC
3.75%, 01/15/32(b)	5	4,584
5.75%, 01/15/34(b)	10	9,921
CMS Energy Corp., 6.50%, 06/01/55, (5-year CMT + 1.96%)(a)	25	25,673
Comision Federal de Electricidad, 3.88%, 07/26/33(c)	200	172,845
Connecticut Light and Power Co.(The)
4.95%, 08/15/34	10	9,958
Series A, 2.05%, 07/01/31	20	17,665
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31	41	36,996
5.13%, 03/15/35	15	15,063
5.20%, 03/01/33	15	15,333
Constellation Energy Generation LLC
5.30%, 06/01/36	25	24,922
6.13%, 01/15/34	25	26,604
Consumers Energy Co.
3.60%, 08/15/32	30	28,248
4.63%, 05/15/33	25	24,699
5.05%, 05/15/35	15	15,051
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	10	10,251
6.63%, 02/01/32	10	10,937
Series 2025, 5.30%, 01/15/35	10	10,211
Dominion Energy, Inc.
5.45%, 03/15/35	20	20,364
6.63%, 05/15/55, (5-year CMT + 2.21%)(a)	20	20,477
Series B, 5.95%, 06/15/35	25	26,436
Series B, 7.00%, 06/01/54, (5-year CMT + 2.51%)(a)	15	15,969
Series F, 5.25%, 08/01/33	15	15,211
DTE Electric Co.
5.20%, 04/01/33	25	25,604
5.25%, 05/15/35	30	30,374
Series A, 3.00%, 03/01/32	15	13,814
DTE Energy Co., 5.85%, 06/01/34	35	36,692
Duke Energy Carolinas LLC
4.85%, 01/15/34	10	9,981
4.95%, 01/15/33	20	20,266
5.25%, 03/15/35	15	15,278
Duke Energy Corp.
2.55%, 06/15/31	40	36,181
4.50%, 08/15/32	20	19,690
4.95%, 09/15/35	25	24,535
5.45%, 06/15/34	25	25,585
5.75%, 09/15/33	20	20,921
6.45%, 09/01/54, (5-year CMT + 2.59%)(a)	30	31,221
Duke Energy Florida LLC, 2.40%, 12/15/31	15	13,377
Security	Par (000)	Value
Electric (continued)
Duke Energy Indiana LLC
6.12%, 10/15/35	$5	$5,321
Series DDDD, 4.95%, 03/15/36	25	24,636
Duke Energy Ohio, Inc., 5.25%, 04/01/33	10	10,211
Duke Energy Progress LLC
3.40%, 04/01/32	30	28,046
5.05%, 03/15/35	15	15,038
5.25%, 03/15/33	20	20,486
Duquesne Light Holdings, Inc., 2.78%, 01/07/32(b)(d)	10	8,818
Edison International, 5.25%, 03/15/32	5	4,924
El Paso Electric Co., 6.00%, 05/15/35	10	10,165
Electricite de France SA
4.75%, 10/13/35(b)	25	24,308
5.75%, 01/13/35(b)	20	20,617
Enel Finance International NV
5.50%, 06/26/34(b)	15	15,252
7.50%, 10/14/32(b)	10	11,249
Entergy Arkansas LLC, 5.15%, 01/15/33	40	40,661
Entergy Louisiana LLC
2.35%, 06/15/32	15	13,130
3.05%, 06/01/31	15	13,903
4.00%, 03/15/33	40	37,962
5.15%, 09/15/34	25	25,252
5.35%, 03/15/34	10	10,241
Entergy Texas, Inc., 5.25%, 04/15/35	25	25,174
Evergy Kansas Central, Inc.
5.25%, 03/15/35	10	10,075
5.90%, 11/15/33	5	5,299
Evergy Metro, Inc., 5.40%, 04/01/34	10	10,252
Evergy Missouri West, Inc.
5.25%, 12/15/35(b)	25	24,700
5.65%, 06/01/34(b)	20	20,347
Eversource Energy
3.38%, 03/01/32	5	4,600
5.13%, 05/15/33	25	25,005
5.50%, 01/01/34	30	30,544
5.95%, 07/15/34	10	10,460
Exelon Corp.
3.35%, 03/15/32	30	27,777
4.95%, 06/15/35	10	9,740
4.95%, 03/15/36	25	24,318
5.30%, 03/15/33	10	10,227
5.45%, 03/15/34	50	51,156
5.63%, 06/15/35	15	15,447
Florida Power & Light Co.
2.45%, 02/03/32	20	17,874
4.80%, 05/15/33	15	15,015
4.95%, 06/01/35	10	9,951
5.00%, 08/01/34	15	15,060
5.10%, 04/01/33	20	20,337
5.30%, 06/15/34	45	46,128
5.63%, 04/01/34	5	5,224
Georgia Power Co.
4.70%, 05/15/32	43	43,018
5.20%, 03/15/35	15	15,190
5.25%, 03/15/34	30	30,552
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)	10	9,923
Idaho Power Co., 5.20%, 08/15/34	10	10,100
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	20	20,682
Interstate Power and Light Co.
4.95%, 09/30/34	20	19,737

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.60%, 06/29/35	$10	$10,274
IPALCO Enterprises, Inc., 5.75%, 04/01/34	25	24,840
ITC Holdings Corp., 5.65%, 05/09/34(b)	15	15,396
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	20	17,921
5.10%, 01/15/35	15	14,948
Liberty Utilities Co., 5.65%, 05/15/36(b)	25	25,078
Long Ridge Energy LLC, 8.75%, 02/15/32(b)	15	15,589
Louisville Gas and Electric Co., 5.45%, 04/15/33	30	30,863
MidAmerican Energy Co.
5.35%, 01/15/34	5	5,138
6.75%, 12/30/31	15	16,532
Narragansett Electric Co. (The), 5.35%, 05/01/34(b)	10	10,185
National Grid PLC
5.42%, 01/11/34	20	20,392
5.81%, 06/12/33	10	10,436
National Grid USA, 5.80%, 04/01/35	5	5,197
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	20	17,987
4.15%, 12/15/32	5	4,841
5.00%, 08/15/34	30	30,251
Series C, 8.00%, 03/01/32	10	11,571
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	35	30,622
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	20	17,681
5.00%, 07/15/32	15	15,138
5.05%, 02/28/33	30	30,242
5.25%, 03/15/34	35	35,509
5.45%, 03/15/35	30	30,542
6.50%, 08/15/55, (5-year CMT + 1.98%)(a)	20	20,697
6.75%, 06/15/54, (5-year CMT + 2.46%)(a)	10	10,439
Niagara Mohawk Power Corp., 5.29%, 01/17/34(b)	25	25,066
NRG Energy, Inc.
3.88%, 02/15/32(b)	10	9,193
5.41%, 10/15/35(b)	25	24,546
5.75%, 01/15/34(b)	25	24,727
5.88%, 05/15/34(b)	20	19,867
6.00%, 02/01/33(b)	15	15,112
6.00%, 01/15/36(b)	45	44,701
6.13%, 05/15/36(b)	20	19,954
6.25%, 11/01/34(b)	15	15,127
7.00%, 03/15/33(b)	35	37,952
NSTAR Electric Co.
1.95%, 08/15/31	15	13,129
5.20%, 03/01/35	20	20,167
Ohio Power Co.
5.00%, 06/01/33	25	24,951
5.65%, 06/01/34	5	5,174
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32	20	19,703
5.35%, 04/01/35	10	10,210
5.65%, 11/15/33	10	10,453
7.00%, 05/01/32	20	22,199
Pacific Gas and Electric Co.
4.40%, 03/01/32	20	19,371
5.20%, 05/01/36	25	24,385
5.70%, 03/01/35	20	20,246
5.90%, 06/15/32	15	15,536
6.00%, 08/15/35	20	20,610
6.15%, 01/15/33	40	41,903
Security	Par (000)	Value
Electric (continued)
6.40%, 06/15/33	$35	$37,204
PacifiCorp
5.25%, 06/15/35	25	24,796
5.45%, 02/15/34	50	50,636
5.80%, 04/15/36	25	25,713
7.13%, 08/15/56, (5-year CMT + 3.29%)(a)	25	25,146
7.70%, 11/15/31	30	33,832
Pampa Energia SA, 7.88%, 12/16/34(c)	19	19,546
PECO Energy Co.
4.88%, 09/15/35	25	24,821
4.90%, 06/15/33	18	18,132
PG&E Corp., 6.85%, 09/15/56, (5-year CMT + 3.23%)(a)	20	19,913
Potomac Electric Power Co., 5.20%, 03/15/34	10	10,175
PPL Capital Funding, Inc., 5.25%, 09/01/34	15	15,072
PSEG Power LLC, 5.75%, 05/15/35(b)	10	10,201
Public Service Co. of Colorado
1.88%, 06/15/31	25	21,866
5.15%, 09/15/35	30	29,930
5.35%, 05/15/34	15	15,256
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,883
Public Service Co. of Oklahoma
5.20%, 01/15/35	15	14,969
5.45%, 01/15/36	25	25,257
Public Service Electric and Gas Co.
1.90%, 08/15/31	20	17,495
4.65%, 03/15/33	10	9,903
4.85%, 08/01/34	10	9,936
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	30	26,666
5.40%, 03/15/35	15	15,170
5.45%, 04/01/34	20	20,405
6.13%, 10/15/33	5	5,296
Puget Energy, Inc., 5.73%, 03/15/35	15	15,118
Puget Sound Energy, Inc., 5.33%, 06/15/34	10	10,187
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,180
San Diego Gas & Electric Co.
5.40%, 04/15/35	15	15,279
Series DDDD, 5.20%, 03/15/36	25	24,975
Series XXX, 3.00%, 03/15/32	10	9,102
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35(c)	200	202,792
Sempra
5.25%, 03/15/36	25	24,727
5.50%, 08/01/33	45	46,338
6.40%, 10/01/54, (5-year CMT + 2.63%)(a)	15	15,110
6.55%, 04/01/55, (5-year CMT + 2.14%)(a)	10	10,071
Southern California Edison Co.
2.75%, 02/01/32	10	8,904
4.80%, 03/15/33	25	24,465
5.20%, 06/01/34	15	14,839
5.45%, 06/01/31	10	10,198
5.45%, 03/01/35	20	19,968
5.63%, 02/01/36	25	24,990
5.95%, 11/01/32	35	36,469
Series G, 2.50%, 06/01/31	20	17,828
Southern Co.(The)
4.85%, 03/15/35	15	14,641
5.20%, 06/15/33	40	40,436
5.70%, 10/15/32	15	15,641

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/34	$20	$20,758
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.07%)(a)	50	51,333
Southern Power Co., Series B, 4.90%, 10/01/35	5	4,868
Southwestern Electric Power Co., 5.20%, 04/01/36	25	24,732
Southwestern Public Service Co., 5.30%, 05/15/35	10	10,058
Talen Energy Supply LLC
6.25%, 02/01/34(b)	25	24,905
6.50%, 02/01/36(b)	25	25,146
Tampa Electric Co., 5.15%, 03/01/35	15	15,060
TransAlta Corp., 5.88%, 02/01/34	10	9,886
Tucson Electric Power Co.
3.25%, 05/15/32	10	9,177
5.20%, 09/15/34	10	10,082
Union Electric Co.
2.15%, 03/15/32	10	8,766
5.20%, 04/01/34	25	25,366
Virginia Electric and Power Co.
2.30%, 11/15/31	50	44,506
2.40%, 03/30/32	35	30,905
4.95%, 03/15/36	25	24,574
5.00%, 04/01/33	25	25,288
5.00%, 01/15/34	25	25,094
5.05%, 08/15/34	10	10,028
5.15%, 03/15/35	20	20,090
Series C, 4.90%, 09/15/35	25	24,623
Vistra Operations Co. LLC
5.25%, 04/30/33(b)	25	24,826
5.25%, 10/15/35(b)	25	24,300
5.35%, 01/31/36(b)	35	34,212
5.55%, 04/30/36(b)	25	24,867
5.70%, 12/30/34(b)	15	15,189
6.88%, 04/15/32(b)	20	20,814
6.95%, 10/15/33(b)	25	27,197
7.75%, 10/15/31(b)	25	26,212
Wisconsin Electric Power Co.
4.60%, 10/01/34	5	4,912
5.63%, 05/15/33	15	15,768
Wisconsin Power and Light Co.
4.95%, 04/01/33	5	5,017
5.38%, 03/30/34	5	5,083
Xcel Energy, Inc.
4.60%, 06/01/32	20	19,669
5.45%, 08/15/33	10	10,210
5.50%, 03/15/34	15	15,298
5.60%, 04/15/35	15	15,349
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(b)	10	10,564
8.63%, 03/15/33(b)	20	21,504
		5,205,474
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31	40	35,514
5.00%, 03/15/35	20	20,110
Energizer Holdings, Inc., 6.00%, 09/15/33(b)(d)	25	23,815
EnerSys, 6.63%, 01/15/32(b)	5	5,148
WESCO Distribution, Inc.
5.50%, 04/15/34(b)	15	14,889
6.38%, 03/15/33(b)	10	10,269
Security	Par (000)	Value
Electrical Components & Equipment (continued)
6.63%, 03/15/32(b)	$15	$15,476
		125,221
Electronics — 0.2%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	20	20,315
5.60%, 05/29/34	5	5,100
Amphenol Corp.
2.20%, 09/15/31	40	35,337
4.40%, 02/15/33	35	34,121
4.63%, 02/15/36	25	24,143
5.00%, 01/15/35	15	14,981
Arrow Electronics, Inc.
2.95%, 02/15/32	20	17,798
5.88%, 04/10/34	25	25,770
Atkore, Inc., 4.25%, 06/01/31(b)	8	7,628
Avnet, Inc., 5.50%, 06/01/32	10	10,130
Flex Ltd., 5.25%, 01/15/32	10	10,031
Honeywell International, Inc.
1.75%, 09/01/31	45	39,077
4.50%, 01/15/34	25	24,477
5.00%, 02/15/33	15	15,263
5.00%, 03/01/35	30	30,151
Hubbell, Inc., 4.80%, 11/15/35	25	24,281
nVent Finance SARL
2.75%, 11/15/31	5	4,466
5.65%, 05/15/33	10	10,260
Sensata Technologies, Inc., 6.63%, 07/15/32(b)	10	10,364
TD SYNNEX Corp.
2.65%, 08/09/31	20	17,827
5.30%, 10/10/35	5	4,951
6.10%, 04/12/34	10	10,494
Trimble, Inc., 6.10%, 03/15/33	20	20,986
Tyco Electronics Group SA
2.50%, 02/04/32	5	4,447
4.88%, 02/09/36	25	24,625
5.00%, 05/09/35	10	9,944
		456,967
Engineering & Construction — 0.1%
AECOM, 6.00%, 08/01/33(b)	20	20,009
Arcosa, Inc., 6.88%, 08/15/32(b)	15	15,541
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(b)	10	10,296
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	10	10,644
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(b)	7	7,372
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	10	10,348
TopBuild Corp.
4.13%, 02/15/32(b)	10	10,070
5.63%, 01/31/34(b)	15	15,156
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)	10	9,887
WSP Global, Inc., 5.04%, 09/18/31(b)	25	24,902
		134,225
Entertainment — 0.1%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)	15	14,571
Caesars Entertainment, Inc.
6.00%, 10/15/32(b)(d)	20	17,904
6.50%, 02/15/32(b)	35	34,150
Cinemark USA, Inc., 7.00%, 08/01/32(b)	10	10,347

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Light & Wonder International, Inc.
6.25%, 10/01/33(b)	$10	$9,887
7.50%, 09/01/31(b)	10	10,404
Motion Finco SARL, 8.38%, 02/15/32(b)	10	8,238
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(b)	13	6,418
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)	5	5,073
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	15	15,323
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)	20	20,572
Vail Resorts, Inc., 6.50%, 05/15/32(b)	10	10,195
Voyager Parent LLC, 9.25%, 07/01/32(b)	38	40,311
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 03/15/33(b)	25	25,098
		228,491
Environmental Control — 0.2%
Clean Harbors, Inc., 5.75%, 10/15/33(b)	10	10,060
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)	15	14,663
Republic Services, Inc.
1.75%, 02/15/32	25	21,414
5.00%, 04/01/34	35	35,281
5.15%, 03/15/35	20	20,320
5.20%, 11/15/34	10	10,179
Veralto Corp., 5.45%, 09/18/33	10	10,247
Waste Connections, Inc.
2.20%, 01/15/32	20	17,542
3.20%, 06/01/32	15	13,797
5.00%, 03/01/34	30	30,066
5.25%, 09/01/35	5	5,082
Waste Management, Inc.
4.15%, 04/15/32	65	63,481
4.80%, 03/15/32	70	70,579
4.88%, 02/15/34	25	25,195
4.95%, 03/15/35	40	39,998
Waste Pro USA, Inc., 7.00%, 02/01/33(b)	10	10,244
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	10	10,269
		408,417
Food — 0.6%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.63%, 03/31/32(b)	45	43,922
5.75%, 03/31/34(b)	45	43,395
6.25%, 03/15/33(b)	10	10,018
Campbell's Company/The
4.75%, 03/23/35	15	13,836
5.40%, 03/21/34	25	24,284
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(b)	15	15,245
Conagra Brands, Inc., 5.75%, 08/01/35(d)	10	10,062
Fiesta Purchaser, Inc., 9.63%, 09/15/32(b)	10	10,083
Flowers Foods, Inc., 5.75%, 03/15/35(d)	10	9,651
General Mills, Inc.
4.95%, 03/29/33	35	34,842
5.25%, 01/30/35(d)	15	14,984
Hershey Co.(The)
4.50%, 05/04/33	20	19,834
Security	Par (000)	Value
Food (continued)
5.10%, 02/24/35	$10	$10,179
Industrial F&B Investments III, Inc., 7.75%, 02/11/33(b)	15	15,297
Ingles Markets, Inc., 4.00%, 06/15/31(b)	8	7,524
J M Smucker Co.(The)
2.13%, 03/15/32	20	17,242
4.25%, 03/15/35	15	13,985
6.20%, 11/15/33	20	21,326
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	20	17,783
3.75%, 12/01/31	20	18,675
5.75%, 04/01/33	32	32,894
5.95%, 04/20/35	25	25,781
6.75%, 03/15/34	15	16,332
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/33(b)	10	10,134
Kellanova, 5.25%, 03/01/33	15	15,323
Kraft Heinz Foods Co.
5.40%, 03/15/35	10	10,080
6.75%, 03/15/32	5	5,411
Kroger Co. (The), 5.00%, 09/15/34	40	39,600
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)	22	20,601
Mars, Inc.
1.63%, 07/16/32(b)	10	8,370
3.60%, 04/01/34(b)	10	9,109
4.75%, 04/20/33(b)	45	44,569
5.00%, 03/01/32(b)	40	40,415
5.20%, 03/01/35(b)	95	95,615
McCormick & Co., Inc./MD
4.70%, 10/15/34	10	9,638
4.95%, 04/15/33	5	4,977
Minerva Luxembourg SA, 8.88%, 09/13/33(c)	200	210,373
Mondelez International, Inc.
3.00%, 03/17/32	25	22,691
4.75%, 08/28/34	10	9,812
5.13%, 05/06/35	10	10,025
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	150,900
Nestle Holdings, Inc., 4.30%, 10/01/32(b)	10	9,877
Performance Food Group, Inc.
5.63%, 03/01/34(b)	20	19,557
6.13%, 09/15/32(b)	20	20,239
Pilgrim's Pride Corp.
3.50%, 03/01/32	30	27,241
6.25%, 07/01/33	10	10,446
6.88%, 05/15/34	25	27,030
Post Holdings, Inc.
4.50%, 09/15/31(b)	25	23,463
6.25%, 02/15/32(b)	15	15,243
6.25%, 10/15/34(b)	25	24,776
6.38%, 03/01/33(b)	20	19,948
6.50%, 03/15/36(b)	25	24,817
Smithfield Foods, Inc., 2.63%, 09/13/31(b)	25	22,056
Sysco Corp.
2.45%, 12/14/31	5	4,437
5.38%, 09/21/35	30	29,997
5.40%, 03/23/35	10	10,061
6.00%, 01/17/34	15	15,824
Tyson Foods, Inc., 5.70%, 03/15/34	25	25,885

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
U.S. Foods, Inc.
5.75%, 04/15/33(b)	$10	$9,992
7.25%, 01/15/32(b)	10	10,396
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(b)	15	15,362
		1,531,464
Forest Products & Paper — 0.0%
International Paper Co., 5.00%, 09/15/35	45	44,319
Magnera Corp., 7.25%, 11/15/31(b)	20	19,371
Suzano Austria GmbH, 3.13%, 01/15/32	25	22,187
Suzano Netherlands BV, 5.50%, 01/15/36	20	19,481
		105,358
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)	20	20,824
APA Infrastructure Ltd.
5.00%, 03/23/35(b)(d)	5	4,893
5.13%, 09/16/34(b)	15	14,829
Atmos Energy Corp., 5.20%, 08/15/35	20	20,325
Boston Gas Co.
3.76%, 03/16/32(b)	15	14,021
5.84%, 01/10/35(b)	15	15,644
Brooklyn Union Gas Co. (The), 4.87%, 08/05/32(b)	5	4,895
CenterPoint Energy Resources Corp.
4.40%, 07/01/32	20	19,550
5.40%, 07/01/34	15	15,323
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	20	20,853
National Fuel Gas Co., 5.95%, 03/15/35	10	10,380
NiSource, Inc.
5.35%, 04/01/34	10	10,207
5.35%, 07/15/35	25	25,278
5.75%, 07/15/56, (5-year CMT + 2.04%)(a)	5	4,999
6.38%, 03/31/55, (5-year CMT + 2.53%)(a)	10	10,218
ONE Gas, Inc., 4.25%, 09/01/32	5	4,880
Piedmont Natural Gas Co., Inc.
5.10%, 02/15/35	10	9,983
5.40%, 06/15/33	5	5,118
Southern California Gas Co.
5.05%, 09/01/34	15	15,022
5.20%, 06/01/33	10	10,177
5.45%, 06/15/35	10	10,246
Southern Co. Gas Capital Corp.
4.95%, 09/15/34	15	14,822
5.15%, 09/15/32	30	30,434
Series B, 5.10%, 09/15/35	20	19,804
Southwest Gas Corp., 4.05%, 03/15/32	30	28,682
Spire Missouri, Inc.
4.80%, 02/15/33	10	9,979
Series 2034, 5.15%, 08/15/34	5	5,042
		376,428
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc., 3.00%, 05/15/32	25	22,539
Health Care - Products — 0.2%
Abbott Laboratories, 4.65%, 03/15/36	75	72,932
Agilent Technologies, Inc., 4.75%, 09/09/34	5	4,922
Alcon Finance Corp., 5.38%, 12/06/32(b)	5	5,100
Augusta SpinCo Corp., 5.25%, 03/23/36	25	24,960
Baxter International, Inc.
2.54%, 02/01/32	35	29,923
Security	Par (000)	Value
Health Care - Products (continued)
5.65%, 12/15/35	$20	$19,797
GE HealthCare Technologies, Inc., 5.91%, 11/22/32	100	105,457
Insulet Corp., 6.50%, 04/01/33(b)	5	5,087
Medtronic Global Holdings SCA, 4.50%, 03/30/33	40	39,396
Medtronic, Inc., 4.38%, 03/15/35	25	24,089
Revvity, Inc., 2.25%, 09/15/31	10	8,773
Smith & Nephew PLC, 5.40%, 03/20/34	15	15,200
Solventum Corp., 5.60%, 03/23/34	35	35,864
Stryker Corp.
4.63%, 09/11/34	15	14,647
5.20%, 02/10/35	30	30,372
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31	50	44,109
4.79%, 10/07/35	25	24,583
4.90%, 02/12/36	25	24,727
5.09%, 08/10/33	30	30,441
5.20%, 01/31/34	15	15,345
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	36	32,273
5.20%, 09/15/34	10	10,008
5.50%, 02/19/35	15	15,310
		633,315
Health Care - Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)	10	10,251
Adventist Health System/West
5.43%, 03/01/32	20	20,212
5.76%, 12/01/34	20	20,501
Ascension Health, Series 2025, 4.92%, 11/15/35	25	24,759
Centene Corp., 2.63%, 08/01/31	68	59,037
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(b)(d)	15	13,773
9.75%, 01/15/34(b)	40	41,964
10.88%, 01/15/32(b)	36	38,796
Cigna Group(The)
4.88%, 09/15/32	25	25,022
5.25%, 02/15/34	20	20,268
5.25%, 01/15/36	25	25,090
5.40%, 03/15/33	55	56,455
CommonSpirit Health
4.83%, 09/01/35	5	4,854
4.98%, 09/01/35	20	19,396
5.21%, 12/01/31	5	5,070
5.32%, 12/01/34	20	20,021
Concentra Health Services, Inc., 6.88%, 07/15/32(b)	10	10,357
DaVita, Inc.
6.75%, 07/15/33(b)	20	20,667
6.88%, 09/01/32(b)	20	20,711
Elevance Health, Inc.
4.75%, 02/15/33	20	19,749
4.95%, 11/01/31	30	30,149
5.20%, 02/15/35	30	30,084
5.38%, 06/15/34	30	30,508
5.50%, 10/15/32	40	41,171
Encompass Health Corp., 5.88%, 06/01/34(b)	10	10,055
Fresenius Medical Care U.S. Finance III, Inc., 3.00%, 12/01/31(b)	5	4,469
Global Medical Response, Inc., 7.38%, 10/01/32(b)	20	20,773
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	10	8,985
HCA, Inc.
2.38%, 07/15/31	50	44,323
3.63%, 03/15/32	100	93,068

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.90%, 11/15/35	$25	$24,182
5.00%, 05/15/33	25	24,757
5.30%, 05/15/36	25	24,743
5.45%, 09/15/34	30	30,317
5.50%, 06/01/33	5	5,104
5.60%, 04/01/34	35	35,807
5.75%, 03/01/35	30	30,879
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(b)	10	9,576
Humana, Inc.
2.15%, 02/03/32	45	38,988
5.55%, 05/01/35	25	25,012
5.88%, 03/01/33	15	15,444
5.95%, 03/15/34	30	30,992
6.63%, 09/15/56, (5-year CMT + 2.89%)(a)	20	19,826
IQVIA, Inc., 6.25%, 06/01/32(b)	40	40,874
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	9,102
4.55%, 04/01/32	15	14,780
4.80%, 10/01/34	20	19,546
LifePoint Health, Inc.
7.00%, 05/01/34(b)	35	34,160
8.38%, 02/15/32(b)	20	20,995
10.00%, 06/01/32(b)	20	20,459
Molina Healthcare, Inc.
3.88%, 05/15/32(b)	13	11,674
6.25%, 01/15/33(b)	20	19,984
OhioHealth Corp., 2.30%, 11/15/31	5	4,445
Piedmont Healthcare, Inc., 2.04%, 01/01/32	20	17,334
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/33	5	5,105
Quest Diagnostics, Inc.
2.80%, 06/30/31	25	22,883
5.00%, 12/15/34	10	9,948
6.40%, 11/30/33	20	21,711
Radiology Partners, Inc., 8.50%, 07/15/32(b)	25	25,482
Roche Holdings, Inc.
2.08%, 12/13/31(b)	20	17,613
4.99%, 03/08/34(b)	10	10,105
Select Medical Corp., 6.25%, 12/01/32(b)(d)	10	9,732
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	15	15,617
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(d)	30	30,098
Sutter Health
5.16%, 08/15/33	15	15,192
Series 2025, 5.21%, 08/15/32	5	5,111
Series 2025, 5.54%, 08/15/35	5	5,172
TEAM Services Holding, Inc., 9.00%, 02/15/33(b)(d)	10	10,073
Tenet Healthcare Corp.
5.50%, 11/15/32(b)	30	29,885
6.00%, 11/15/33(b)	10	10,095
6.88%, 11/15/31	8	8,506
UnitedHealth Group, Inc.
4.20%, 05/15/32	50	48,678
4.50%, 04/15/33	50	48,880
4.63%, 07/15/35	20	19,432
4.95%, 01/15/32	60	60,554
5.00%, 04/15/34	65	65,108
5.15%, 07/15/34	40	40,471
5.30%, 06/15/35	20	20,351
5.35%, 02/15/33	45	46,297
Universal Health Services, Inc.
2.65%, 01/15/32	15	13,122
Security	Par (000)	Value
Health Care - Services (continued)
5.05%, 10/15/34	$10	$9,620
UPMC, 5.04%, 05/15/33	5	5,030
		1,949,389
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32	10	10,118
6.70%, 07/29/31	25	25,577
Ares Capital Corp.
3.20%, 11/15/31	35	30,756
5.80%, 03/08/32(d)	25	24,855
Ares Strategic Income Fund, 6.20%, 03/21/32	15	14,916
Blackstone Private Credit Fund
6.00%, 01/29/32	30	29,583
6.00%, 11/22/34	15	14,426
Clue Opco LLC, 9.50%, 10/15/31(b)(d)	12	11,274
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)(d)	5	4,590
Gaci First Investment Co.
5.25%, 10/13/32(c)	200	201,134
5.25%, 01/29/34(c)	200	200,681
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34	20	20,496
7.13%, 11/15/56, (5-year CMT + 3.48%)(a)	10	10,074
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(c)	200	185,052
		783,532
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)	15	14,690
Century Communities, Inc., 6.63%, 09/15/33(b)	10	9,916
DR Horton, Inc.
5.00%, 10/15/34	20	19,808
5.50%, 10/15/35	25	25,532
Forestar Group, Inc., 6.50%, 03/15/33(b)	25	25,071
Installed Building Products, Inc., 5.63%, 02/01/34(b)	5	4,912
K Hovnanian Enterprises, Inc., 8.38%, 10/01/33(b)	15	15,142
KB Home, 4.00%, 06/15/31(d)	5	4,651
LGI Homes, Inc., 7.00%, 11/15/32(b)(d)	10	9,651
Mattamy Group Corp., 6.00%, 12/15/33(b)	25	23,871
Meritage Homes Corp., 5.65%, 03/15/35	10	10,102
PulteGroup, Inc.
6.38%, 05/15/33	20	21,443
7.88%, 06/15/32	10	11,523
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)	10	10,045
Toll Brothers Finance Corp., 5.60%, 06/15/35	10	10,212
		216,569
Home Furnishings — 0.0%
Somnigroup International, Inc., 3.88%, 10/15/31(b)	17	15,569
Whirlpool Corp.
4.70%, 05/14/32	15	12,381
5.50%, 03/01/33	5	4,180
6.50%, 06/15/33(d)	10	9,078
		41,208
Household Products & Wares — 0.0%
Avery Dennison Corp.
2.25%, 02/15/32	35	30,511
5.75%, 03/15/33	10	10,374
Church & Dwight Co., Inc.
2.30%, 12/15/31	15	13,253
5.60%, 11/15/32	25	26,181
Clorox Co. (The), 4.60%, 05/01/32	25	24,632

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp., 4.50%, 02/16/33	$10	$9,956
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(b)	10	7,153
10.75%, 06/30/32(b)	10	3,224
		125,284
Housewares — 0.0%
Newell Brands, Inc.
6.63%, 05/15/32(d)	10	9,732
7.38%, 04/01/36	5	4,806
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32	9	8,373
		22,911
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	15	14,504
AEGON Funding Co. LLC, 5.63%, 05/07/36	25	24,939
AIA Group Ltd., 4.95%, 04/04/33(b)	10	10,170
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(b)	20	20,046
7.38%, 10/01/32(b)	15	14,891
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	10	10,409
Allstate Corp.(The)
5.25%, 03/30/33	35	35,627
5.55%, 05/09/35	15	15,490
American Financial Group, Inc., 5.00%, 09/23/35	25	24,162
American International Group, Inc.
3.88%, 01/15/35	10	9,182
5.13%, 03/27/33	30	30,312
5.45%, 05/07/35	20	20,448
American National Group, Inc.
6.00%, 07/15/35	50	49,553
6.14%, 06/13/32(b)	15	15,385
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	15	13,115
2.60%, 12/02/31	10	8,922
5.00%, 09/12/32	10	10,053
Aon North America, Inc., 5.45%, 03/01/34	40	40,849
Arch Capital Group Ltd., 7.35%, 05/01/34	10	11,361
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	24,412
Arthur J Gallagher & Co.
5.00%, 02/15/32	5	5,005
5.15%, 02/15/35	30	29,779
5.45%, 07/15/34	25	25,371
5.50%, 03/02/33	10	10,280
6.50%, 02/15/34	5	5,401
Assurant, Inc., 2.65%, 01/15/32	25	21,997
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	25	23,225
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(b)	55	57,336
8.38%, 02/01/34(b)	75	73,307
Athene Global Funding
2.67%, 06/07/31(b)	10	8,796
5.32%, 11/13/31(b)	10	9,976
5.53%, 07/11/31(b)	5	5,026
5.54%, 08/22/35(b)	70	69,006
Athene Holding Ltd.
5.88%, 01/15/34	10	10,170
6.63%, 10/15/54, (5-year CMT + 2.61%)(a)	20	19,223
Security	Par (000)	Value
Insurance (continued)
6.65%, 02/01/33	$20	$21,212
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	40	37,082
Brown & Brown, Inc.
4.20%, 03/17/32	15	14,261
5.55%, 06/23/35	20	20,037
5.65%, 06/11/34	15	15,181
Chubb INA Holdings LLC
4.90%, 08/15/35	30	29,602
5.00%, 03/15/34	55	55,231
Cincinnati Financial Corp., 6.13%, 11/01/34	10	10,546
CNA Financial Corp.
5.13%, 02/15/34	15	14,866
5.20%, 08/15/35	10	9,824
5.50%, 06/15/33	10	10,185
CNO Financial Group, Inc., 6.45%, 06/15/34	15	15,647
Corebridge Financial, Inc.
3.90%, 04/05/32	35	32,920
5.75%, 01/15/34	50	51,459
6.05%, 09/15/33	10	10,492
CRC Insurance Group LLC, 7.13%, 06/01/31(b)	61	61,132
DaVinciRe Holdings Ltd., 5.95%, 04/15/35(b)	20	20,293
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	9,136
Enstar Group Ltd., 3.10%, 09/01/31	15	13,377
Equitable Holdings, Inc.
5.59%, 01/11/33	25	25,537
6.70%, 03/28/55, (5-year CMT + 2.39%)(a)	5	5,141
F&G Annuities & Life, Inc., 6.25%, 10/04/34(d)	10	9,808
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	25	25,726
5.75%, 05/20/35	20	20,488
6.00%, 12/07/33	25	26,184
First American Financial Corp.
2.40%, 08/15/31	20	17,441
5.45%, 09/30/34	15	14,833
GA Global Funding Trust
2.90%, 01/06/32(b)	10	8,731
5.50%, 04/01/32(b)	5	4,966
Genworth Holdings, Inc., 6.50%, 06/15/34	5	5,053
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	35	31,383
7.95%, 06/15/33(b)(d)	14	15,543
Globe Life, Inc.
4.80%, 06/15/32	25	24,665
5.85%, 09/15/34	10	10,381
Guardian Life Global Funding, 4.67%, 09/05/32(b)	25	24,694
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	20	20,122
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(b)	25	23,138
HUB International Ltd., 7.38%, 01/31/32(b)	35	35,852
Jackson Financial, Inc.
3.13%, 11/23/31	5	4,483
5.67%, 06/08/32	10	10,108
Kemper Corp., 3.80%, 02/23/32	20	18,061
Lincoln National Corp.
3.40%, 03/01/32	15	13,721
5.35%, 11/15/35(d)	35	34,173
5.85%, 03/15/34	10	10,283

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Loews Corp.
4.94%, 04/01/36	$25	$24,363
6.00%, 02/01/35	10	10,554
Manulife Financial Corp.
3.70%, 03/16/32	25	23,740
4.99%, 12/11/35	55	54,192
Marsh & McLennan Companies, Inc.
4.85%, 11/15/31	25	25,181
5.00%, 03/15/35	50	49,605
5.15%, 03/15/34	15	15,140
5.40%, 09/15/33	10	10,300
5.75%, 11/01/32	10	10,494
5.88%, 08/01/33	25	26,669
MassMutual Global Funding II, 5.05%, 08/26/35(b)	10	9,884
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/54, (5-year CMT + 3.03%)(a)(b)	25	24,969
MetLife, Inc.
5.30%, 12/15/34	35	35,832
5.38%, 07/15/33	29	30,027
5.70%, 06/15/35	45	47,082
6.38%, 06/15/34	40	43,538
6.50%, 12/15/32	9	9,867
Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(a)	20	20,525
Metropolitan Life Global Funding I, 5.15%, 03/28/33(b)	10	10,108
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,598
New York Life Global Funding
4.55%, 01/28/33(b)	40	39,385
5.00%, 01/09/34(b)	35	35,035
5.35%, 01/23/35(b)	50	51,087
New York Life Insurance Co., 5.88%, 05/15/33(b)	35	36,543
Nippon Life Insurance Co., 5.95%, 04/16/54, (5-year CMT + 2.59%)(a)(b)	20	20,355
Old Republic International Corp., 5.75%, 03/28/34	10	10,176
Pacific Life Global Funding II, 2.45%, 01/11/32(b)	10	8,834
Pacific LifeCorp, 6.60%, 09/15/33(b)	15	16,283
Pricoa Global Funding I, 5.35%, 05/28/35(b)	5	5,050
Primerica, Inc., 2.80%, 11/19/31	5	4,512
Principal Financial Group, Inc., 5.38%, 03/15/33	25	25,584
Progressive Corp.(The)
3.00%, 03/15/32	25	22,876
5.15%, 03/26/36	25	24,990
6.25%, 12/01/32	10	10,849
Protective Life Corp., 5.35%, 12/15/35(b)	25	24,661
Protective Life Global Funding, 5.43%, 01/14/32(b)	5	5,117
Prudential Financial, Inc.
5.20%, 03/14/35	20	20,111
5.75%, 07/15/33	50	53,008
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	65	66,250
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	5	5,147
6.75%, 03/01/53, (5-year CMT + 2.85%)(a)	15	15,819
Prudential Funding Asia PLC, 3.63%, 03/24/32	10	9,410
Reinsurance Group of America, Inc.
5.75%, 09/15/34	45	46,268
6.00%, 09/15/33	25	26,102
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	25	25,658
5.80%, 04/01/35	10	10,275
RGA Global Funding
5.00%, 08/25/32(b)	10	9,947
5.05%, 12/06/31(b)	5	5,002
Security	Par (000)	Value
Insurance (continued)
Ryan Specialty LLC, 5.88%, 08/01/32(b)	$20	$19,868
Sammons Financial Group, Inc.
4.75%, 04/08/32(b)	15	14,369
6.88%, 04/15/34(b)	40	42,699
SBL Holdings, Inc., 7.20%, 10/30/34(b)	40	36,926
Selective Insurance Group, Inc., 5.90%, 04/15/35	10	10,377
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,937
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.84%)(a)(b)(g)	5	5,005
Travelers Companies, Inc. (The), 5.05%, 07/24/35	40	40,044
Trustage Financial Group, Inc., 4.63%, 04/15/32(b)	25	24,202
Unum Group, 5.25%, 12/15/35	35	34,535
USI, Inc./New York, 7.50%, 01/15/32(b)	10	10,198
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(b)	10	10,384
Willis North America, Inc., 5.35%, 05/15/33	25	25,326
		3,075,598
Internet — 0.6%
Airbnb, Inc., 5.25%, 03/16/36	25	25,019
Alphabet, Inc.
4.38%, 11/15/32	5	4,933
4.40%, 02/15/33	30	29,508
4.50%, 05/15/35	30	29,402
4.70%, 11/15/35	75	73,717
4.80%, 02/15/36	100	98,861
Amazon.com, Inc.
3.60%, 04/13/32	95	90,324
4.35%, 03/20/33	40	39,183
4.55%, 03/13/33	30	29,684
4.65%, 11/20/35	25	24,441
4.70%, 12/01/32	55	55,552
4.80%, 12/05/34	40	40,317
4.88%, 03/13/36	85	83,944
AppLovin Corp.
5.38%, 12/01/31	15	15,265
5.50%, 12/01/34	15	15,137
Booking Holdings, Inc., 5.38%, 05/07/36	25	25,033
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)	25	23,087
eBay, Inc.
5.13%, 11/06/35	25	24,658
6.30%, 11/22/32	10	10,708
Expedia Group, Inc.
5.40%, 02/15/35	25	24,860
5.50%, 04/15/36	25	24,728
Gen Digital, Inc., 6.25%, 04/01/33(b)	15	14,938
Match Group Holdings II LLC
3.63%, 10/01/31(b)	15	13,449
6.13%, 09/15/33(b)	15	14,749
Meta Platforms, Inc.
3.85%, 08/15/32	55	52,172
4.55%, 08/15/31	30	29,939
4.60%, 11/15/32	75	74,026
4.75%, 08/15/34	55	54,116
4.88%, 05/15/33	75	74,820
4.88%, 11/15/35	140	136,714
4.95%, 05/15/33	30	30,132
5.25%, 05/15/36	75	74,929
Netflix, Inc., 4.90%, 08/15/34	25	25,123
Prosus NV, 3.06%, 07/13/31(c)	200	182,262

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Snap, Inc.
6.88%, 03/01/33(b)	$25	$24,777
6.88%, 03/15/34(b)	10	9,849
Uber Technologies, Inc.
4.80%, 09/15/34	20	19,578
4.80%, 09/15/35	25	24,338
VeriSign, Inc., 5.25%, 06/01/32	25	25,299
Wayfair LLC
6.75%, 11/15/32(b)	10	10,149
7.13%, 05/31/34(b)	15	15,279
		1,694,999
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34(d)	10	10,528
6.80%, 11/29/32	30	33,073
Carpenter Technology Corp., 5.63%, 03/01/34(b)	15	14,938
Cleveland-Cliffs, Inc.
7.00%, 03/15/32(b)	25	25,296
7.38%, 05/01/33(b)	15	15,414
7.50%, 09/15/31(b)	25	25,805
7.63%, 01/15/34(b)	15	15,446
Commercial Metals Co.
4.38%, 03/15/32	3	2,825
5.75%, 11/15/33(b)	15	15,001
6.00%, 12/15/35(b)	20	20,030
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(b)	16	16,555
Gerdau Trade, Inc., 5.75%, 06/09/35	10	10,220
Mineral Resources Ltd.
6.00%, 05/01/32(b)	15	14,940
6.25%, 05/01/34(b)	15	14,902
Nucor Corp.
3.13%, 04/01/32	10	9,225
5.10%, 06/01/35	10	10,097
Samarco Mineracao SA, 9.50%, 06/30/31, (4.00% Cash + 5.00% PIK)(c)(e)	61	61,450
Steel Dynamics, Inc.
5.25%, 05/15/35	35	35,211
5.38%, 08/15/34	10	10,170
Vale Overseas Ltd.
6.13%, 06/12/33	35	36,881
8.25%, 01/17/34	5	5,911
		403,918
Leisure Time — 0.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/33(b)	10	10,140
Acushnet Co., 5.63%, 12/01/33(b)	10	9,921
Brunswick Corp.
2.40%, 08/18/31	15	13,101
4.40%, 09/15/32	10	9,461
Carnival Corp. Ltd.
5.75%, 08/01/32(b)	60	60,601
5.88%, 06/15/31(b)	20	20,307
6.13%, 02/15/33(b)	35	35,445
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)	10	8,673
Life Time, Inc., 6.00%, 11/15/31(b)	10	10,142
NCL Corp. Ltd.
6.25%, 09/15/33(b)	10	9,593
6.75%, 02/01/32(b)	35	34,705
Patrick Industries, Inc., 6.38%, 11/01/32(b)	10	9,987
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33	$25	$24,332
5.38%, 01/15/36	10	9,942
5.63%, 09/30/31(b)	30	30,268
6.00%, 02/01/33(b)	35	35,465
6.25%, 03/15/32(b)	25	25,530
Viking Cruises Ltd.
5.88%, 10/15/33(b)	25	25,008
9.13%, 07/15/31(b)	10	10,513
		393,134
Lodging — 0.2%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	17	16,398
Choice Hotels International, Inc., 5.85%, 08/01/34	15	15,192
Hilton Domestic Operating Co, Inc., 5.50%, 09/15/31(b)	20	20,113
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	26	23,885
5.50%, 03/31/34(b)	20	19,866
5.75%, 09/15/33(b)	15	15,140
5.88%, 03/15/33(b)	20	20,233
6.13%, 04/01/32(b)	20	20,392
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	9,341
6.63%, 01/15/32(b)	15	15,270
Hyatt Hotels Corp.
5.38%, 12/15/31	5	5,095
5.50%, 06/30/34	15	15,244
5.75%, 03/30/32	20	20,665
Las Vegas Sands Corp., 6.20%, 08/15/34	10	10,325
Marriott International, Inc./MD
5.25%, 10/15/35	25	25,054
5.30%, 05/15/34	25	25,324
5.35%, 03/15/35	20	20,254
Series GG, 3.50%, 10/15/32	30	27,660
Series II, 2.75%, 10/15/33	10	8,709
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)	15	14,697
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)	15	15,439
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,229
MGM Resorts International, 6.50%, 04/15/32	15	15,274
Sands China Ltd., 3.25%, 08/08/31	10	9,185
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,576
6.63%, 03/15/32(b)	10	10,146
Travel and Leisure Co., 6.13%, 09/01/33(b)	15	14,749
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)	15	14,781
		441,236
Machinery — 0.2%
AGCO Corp., 5.80%, 03/21/34	15	15,419
Caterpillar, Inc.
5.20%, 05/15/35	35	35,751
5.30%, 09/15/35	25	26,047
Columbus McKinnon Corp./New York, 7.13%, 02/01/33(b)	10	10,131
Deere & Co., 5.45%, 01/16/35	25	25,941
Dover Corp., 5.38%, 10/15/35	25	25,963
Flowserve Corp., 2.80%, 01/15/32	30	26,622
IDEX Corp., 2.63%, 06/15/31	15	13,584

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc.
5.31%, 06/15/31	$25	$25,581
5.70%, 08/14/33	25	25,951
John Deere Capital Corp.
2.00%, 06/17/31	30	26,626
3.90%, 06/07/32	30	28,992
4.35%, 09/15/32	40	39,481
4.40%, 09/08/31	30	29,812
5.10%, 04/11/34	30	30,455
5.15%, 09/08/33	30	30,768
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)	10	9,804
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(b)	5	5,364
Nordson Corp., 5.80%, 09/15/33	10	10,409
Regal Rexnord Corp., 6.40%, 04/15/33	30	31,782
Rockwell Automation, Inc., 1.75%, 08/15/31	15	13,021
Terex Corp., 6.25%, 10/15/32(b)	15	15,233
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/35	15	15,338
5.61%, 03/11/34	15	15,468
Xylem, Inc./New York, 5.20%, 06/01/33	25	25,374
		558,917
Manufacturing — 0.1%
3M Co., 5.15%, 03/15/35	10	10,110
Avient Corp., 6.25%, 11/01/31(b)	10	10,150
Axon Enterprise, Inc., 6.25%, 03/15/33(b)	15	15,352
Eaton Corp., 4.15%, 03/15/33	50	48,545
Enpro, Inc., 6.13%, 06/01/33(b)	5	5,098
Parker-Hannifin Corp., 4.20%, 11/21/34	10	9,577
Textron, Inc.
4.95%, 03/15/36	25	24,344
5.50%, 05/15/35	10	10,179
		133,355
Media — 0.5%
AMC Global Media, Inc., 10.50%, 07/15/32(b)	25	25,870
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(b)(d)	50	41,773
4.50%, 05/01/32	59	51,773
4.50%, 06/01/33(b)(d)	30	25,644
4.75%, 02/01/32(b)	20	17,850
7.00%, 02/01/33(b)(d)	30	29,313
7.38%, 02/01/36(b)	20	19,523
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	30	25,587
4.40%, 04/01/33	15	13,867
5.85%, 12/01/35	25	24,353
6.38%, 10/23/35	45	45,280
6.55%, 06/01/34	25	25,665
6.65%, 02/01/34	25	25,800
Comcast Corp.
4.20%, 08/15/34	35	32,916
4.25%, 01/15/33	70	67,405
4.65%, 02/15/33	50	49,390
4.80%, 05/15/33	35	34,773
5.30%, 06/01/34	25	25,390
5.30%, 05/15/35	40	40,711
5.50%, 11/15/32	30	31,091
Cox Communications, Inc.
4.80%, 02/01/35(b)	25	22,542
5.70%, 06/15/33(b)	25	24,626
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
4.50%, 11/15/31(b)	$30	$16,770
5.00%, 11/15/31(b)	8	1,878
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 06/01/32(b)	40	41,073
Discovery Global Holdings, Inc., 4.28%, 03/15/32	61	53,906
Dotdash Meredith, Inc., 7.63%, 06/15/32(b)	10	9,599
Fox Corp., 6.50%, 10/13/33	55	59,187
Gray Media, Inc.
5.38%, 11/15/31(b)(d)	32	22,945
7.25%, 08/15/33(b)	20	19,834
9.63%, 07/15/32(b)	5	4,928
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)	10	10,220
Midcontinent Communications, 8.00%, 08/15/32(b)(d)	10	9,453
News Corp., 5.13%, 02/15/32(b)	7	6,867
Nexstar Media, Inc.
6.50%, 09/15/33(b)	65	65,524
7.25%, 04/15/34(b)	35	35,227
Paramount Global
4.20%, 05/19/32	20	17,299
6.88%, 04/30/36(d)	25	23,100
Sinclair Television Group, Inc.
4.38%, 12/31/32(b)	8	6,409
8.13%, 02/15/33(b)	30	30,788
Sirius XM Radio LLC
3.88%, 09/01/31(b)	31	28,260
5.88%, 04/15/32(b)	15	14,929
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	18,999
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	30,468
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	45	50,311
Univision Communications, Inc.
8.50%, 07/31/31(b)	20	20,145
8.88%, 04/15/33(b)	30	29,885
9.38%, 08/01/32(b)	30	30,713
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(b)	20	17,296
VZ Secured Financing BV
5.00%, 01/15/32(b)	25	21,729
7.50%, 01/15/33(b)	25	23,998
Walt Disney Co.(The)
4.63%, 03/14/36	25	24,326
6.20%, 12/15/34	15	16,471
6.55%, 03/15/33	20	22,173
		1,485,852
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(b)	5	4,885
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,505
		15,390
Mining — 0.4%
Alumina Pty. Ltd., 6.38%, 09/15/32(b)	10	10,245
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	10	10,792
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	5	5,024
5.13%, 02/21/32	30	30,652
5.25%, 09/08/33	25	25,597
5.30%, 02/21/35	45	46,039
Capstone Copper Corp., 6.75%, 03/31/33(b)	10	10,196
Century Aluminum Co., 6.88%, 08/01/32(b)	15	15,629

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Coeur Mining, Inc., 6.88%, 04/01/32(b)	$10	$10,371
Constellium SE, 6.38%, 08/15/32(b)	5	5,113
Corp. Nacional del Cobre de Chile, 6.33%, 01/13/35(c)	200	210,953
Freeport-McMoRan, Inc., 5.40%, 11/14/34	15	15,272
Glencore Funding LLC
2.63%, 09/23/31(b)	20	17,898
5.20%, 07/01/33(b)	25	25,092
5.51%, 04/01/36(b)	25	25,265
5.63%, 04/04/34(b)	25	25,747
5.67%, 04/01/35(b)	20	20,552
6.50%, 10/06/33(b)	25	27,118
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	10	9,584
5.88%, 03/01/34(b)	15	14,929
Newmont Corp.
2.60%, 07/15/32	65	58,655
5.88%, 04/01/35	25	26,552
Novelis Corp.
3.88%, 08/15/31(b)	15	13,643
6.38%, 08/15/33(b)	15	15,145
Rio Tinto Alcan, Inc.
5.75%, 06/01/35	10	10,465
6.13%, 12/15/33	10	10,696
Rio Tinto Finance USA PLC
5.00%, 03/09/33	15	15,176
5.25%, 03/14/35	35	35,639
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,919
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(c)	200	223,593
Volcan Cia Minera SAA, 8.50%, 10/28/32(c)	100	102,556
Yamana Gold, Inc., 2.63%, 08/15/31	14	12,478
		1,110,585
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	18,278
5.55%, 08/22/34	15	14,837
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,151
		43,266
Oil & Gas — 1.3%
Aker BP ASA
3.10%, 07/15/31(b)	5	4,577
5.13%, 10/01/34(b)	10	9,831
5.25%, 10/30/35(b)	10	9,810
6.00%, 06/13/33(b)	5	5,220
APA Corp., 6.10%, 02/15/35	25	25,973
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, 10/15/32(b)	10	10,255
BP Capital Markets America, Inc.
2.72%, 01/12/32	40	36,141
4.81%, 02/13/33	25	24,974
4.89%, 09/11/33	55	54,991
4.99%, 04/10/34	20	20,090
5.23%, 11/17/34	35	35,633
California Resources Corp., 7.00%, 01/15/34(b)	15	15,123
Canadian Natural Resources Ltd.
5.40%, 12/15/34	25	25,360
5.85%, 02/01/35	5	5,211
7.20%, 01/15/32	5	5,558
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy, Inc.
2.65%, 01/15/32	$20	$17,857
5.40%, 03/20/36	25	24,973
Chevron USA, Inc.
4.82%, 04/15/32	30	30,425
4.85%, 10/15/35	25	25,003
4.98%, 04/15/35	10	10,103
Chord Energy Corp., 6.75%, 03/15/33(b)	10	10,277
CNOOC Petroleum North America ULC, 5.88%, 03/10/35	200	217,635
CNX Resources Corp.
5.88%, 03/01/34(b)	5	4,919
7.25%, 03/01/32(b)	10	10,333
ConocoPhillips Co.
5.00%, 01/15/35	25	25,033
5.05%, 09/15/33	50	50,737
Continental Resources, Inc./OK, 2.88%, 04/01/32(b)	10	8,825
Coterra Energy, Inc.
5.40%, 02/15/35	20	20,248
5.60%, 03/15/34	10	10,321
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	15,240
7.63%, 04/01/32(b)	25	25,610
7.88%, 04/15/32(b)	20	20,617
8.38%, 01/15/34(b)	10	10,501
CVR Energy, Inc., 7.88%, 02/15/34(b)	25	25,100
Devon Energy Corp.
5.20%, 09/15/34(d)	25	25,166
7.95%, 04/15/32	10	11,496
Diamondback Energy, Inc.
5.40%, 04/18/34	30	30,677
5.55%, 04/01/35	25	25,771
6.25%, 03/15/33	20	21,466
Ecopetrol SA
4.63%, 11/02/31	40	35,926
7.75%, 02/01/32	50	50,966
8.88%, 01/13/33	70	73,972
EOG Resources, Inc.
3.90%, 04/01/35	30	27,657
5.00%, 07/15/32	25	25,296
5.35%, 01/15/36	50	50,777
EQT Corp., 5.75%, 02/01/34	20	20,657
Equinor ASA
4.75%, 11/14/35	25	24,559
5.13%, 06/03/35	15	15,251
Expand Energy Corp.
4.75%, 02/01/32	43	42,186
5.70%, 01/15/35	15	15,309
Harbour Energy PLC, 6.33%, 04/01/35(b)	5	5,149
Helmerich & Payne, Inc.
2.90%, 09/29/31	15	13,510
5.50%, 12/01/34	15	14,832
Hess Corp., 7.30%, 08/15/31	25	28,046
HF Sinclair Corp., 6.25%, 01/15/35	20	20,812
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(b)	5	4,925
6.88%, 05/15/34(b)	15	15,006
7.25%, 02/15/35(b)	20	20,291
8.38%, 11/01/33(b)	15	15,955
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	10	10,332

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp., 5.70%, 03/01/35	$40	$41,209
Matador Resources Co.
6.00%, 04/15/34(b)	10	9,873
6.25%, 04/15/33(b)	15	15,089
6.50%, 04/15/32(b)	15	15,192
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)	15	15,258
Murphy Oil Corp.
6.00%, 10/01/32(d)	10	10,070
6.50%, 02/15/34	20	20,065
Nabors Industries, Inc.
7.63%, 11/15/32(b)	10	10,421
8.88%, 08/15/31(b)	10	10,483
Northern Oil & Gas, Inc.
7.88%, 10/15/33(b)	10	10,187
8.75%, 06/15/31(b)	10	10,386
Occidental Petroleum Corp.
5.38%, 01/01/32	25	25,704
5.55%, 10/01/34	30	30,940
7.88%, 09/15/31	26	29,560
Ovintiv, Inc.
6.25%, 07/15/33	30	31,812
6.50%, 08/15/34	5	5,377
7.20%, 11/01/31	5	5,502
Par Petroleum LLC, 7.38%, 06/01/34(b)	10	10,235
Patterson-UTI Energy, Inc.
6.05%, 05/15/36	25	25,104
7.15%, 10/01/33	10	10,848
Permian Resources Operating LLC
6.25%, 02/01/33(b)	20	20,530
7.00%, 01/15/32(b)	20	20,852
9.88%, 07/15/31(b)	6	6,329
Petrobras Global Finance BV, 6.25%, 01/10/36	100	99,350
Petroleos Mexicanos
6.63%, 06/15/35	150	144,482
6.70%, 02/16/32	200	201,579
10.00%, 02/07/33	40	46,964
Petronas Capital Ltd., 2.48%, 01/28/32(c)	200	179,359
Phillips 66 Co.
4.65%, 11/15/34	20	19,430
4.95%, 03/15/35(d)	35	34,741
5.30%, 06/30/33	40	40,703
Pluspetrol SA, 8.50%, 05/30/32(c)	40	41,951
Raizen Fuels Finance SA, 6.45%, 03/05/34(c)(h)(i)	200	114,788
SA Global Sukuk Ltd., 4.63%, 09/17/35(c)	200	191,749
Santos Finance Ltd.
5.75%, 11/13/35(b)	35	35,360
6.88%, 09/19/33(b)	40	43,535
Shell Finance U.S., Inc., 4.13%, 05/11/35	30	28,410
SM Energy Co.
6.63%, 04/15/34(b)	20	20,112
7.00%, 08/01/32(b)	15	15,373
8.75%, 07/01/31(b)	25	26,185
9.63%, 06/15/33(b)	15	16,692
Suncor Energy, Inc., 5.95%, 12/01/34	15	15,742
Sunoco LP
5.63%, 07/15/34(b)	20	19,689
5.88%, 03/15/34(b)	10	9,931
6.25%, 07/01/33(b)	25	25,415
6.63%, 08/15/32(b)	10	10,209
7.25%, 05/01/32(b)	15	15,670
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital SA
4.72%, 09/10/34	$20	$19,829
5.15%, 04/05/34	55	56,031
TotalEnergies Capital USA LLC, 4.86%, 01/13/36	30	29,599
Transocean International Ltd., 7.88%, 10/15/32(b)	5	5,328
Valero Energy Corp.
2.80%, 12/01/31	35	31,622
5.15%, 03/10/36	25	24,754
Vermilion Energy, Inc., 7.25%, 02/15/33(b)	10	10,060
Viper Energy Partners LLC, 5.70%, 08/01/35	20	20,418
Vista Energy Argentina SAU, 7.63%, 12/10/35(c)	30	30,756
Woodside Finance Ltd.
5.10%, 09/12/34	25	24,770
6.00%, 05/19/35	25	26,119
		3,566,225
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,293
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)	20	19,960
Bristow Group, Inc., 6.75%, 02/01/33(b)	15	15,146
Halliburton Co., 4.85%, 11/15/35	25	24,337
Kodiak Gas Services LLC
6.50%, 10/01/33(b)	20	20,356
6.75%, 10/01/35(b)	10	10,280
Schlumberger Holdings Corp.
4.85%, 05/15/33(b)(d)	20	19,948
5.00%, 06/01/34(b)	5	5,007
Star Holding LLC, 8.75%, 08/01/31(b)	5	5,085
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/33(b)	10	10,037
Weatherford International Ltd., 6.75%, 10/15/33(b)	15	15,431
		157,880
Packaging & Containers — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33	10	10,302
Amcor Flexibles North America, Inc.
5.13%, 03/12/36	25	24,499
5.50%, 03/17/35	15	15,242
Ball Corp.
3.13%, 09/15/31	17	15,397
5.50%, 09/15/33	25	25,102
Berry Global, Inc.
5.65%, 01/15/34	40	40,875
5.80%, 06/15/31	5	5,202
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/32(b)	25	24,034
Crown Americas LLC, 5.88%, 06/01/33	15	15,070
Graphic Packaging International LLC, 6.38%, 07/15/32(b)(d)	10	10,084
Owens-Brockway Glass Container, Inc.
7.38%, 06/01/32(b)	5	4,807
9.50%, 06/01/33(b)	20	20,554
Packaging Corp. of America, 5.20%, 08/15/35	35	34,960
Sealed Air Corp., 6.88%, 07/15/33(b)	10	9,829
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	5	5,075
Sonoco Products Co., 5.00%, 09/01/34(d)	20	19,627
Sword Purchaser LLC
8.25%, 04/15/33(b)	35	36,050
10.50%, 04/15/34(b)	15	15,586

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
WRKCo, Inc., 3.00%, 06/15/33	$25	$22,024
		354,319
Pharmaceuticals — 0.7%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	120	122,875
AbbVie, Inc.
4.40%, 03/15/33	25	24,503
4.50%, 05/14/35	55	53,110
4.55%, 03/15/35	40	38,919
5.05%, 03/15/34	65	65,904
5.20%, 03/15/35	25	25,417
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)	5	5,179
Astrazeneca Finance LLC
4.88%, 03/03/33	15	15,217
5.00%, 02/26/34	30	30,380
Bayer U.S. Finance II LLC
4.20%, 07/15/34(b)	5	4,604
5.50%, 07/30/35(b)	20	19,856
Becton Dickinson & Co., 5.11%, 02/08/34	20	20,079
Bristol-Myers Squibb Co.
2.95%, 03/15/32	25	22,894
5.20%, 02/22/34	70	71,646
Cardinal Health, Inc.
5.15%, 09/15/35	25	24,879
5.35%, 11/15/34	25	25,279
Cencora, Inc.
4.90%, 02/13/36	25	24,386
5.15%, 02/15/35	10	10,010
CVS Health Corp.
2.13%, 09/15/31	36	31,435
5.25%, 02/21/33	45	45,719
5.30%, 06/01/33	45	45,605
5.45%, 09/15/35	50	50,598
5.55%, 06/01/31	30	30,920
5.70%, 06/01/34	30	30,995
6.75%, 12/10/54, (5-year CMT + 2.52%)(a)	15	15,623
Eli Lilly & Co.
4.55%, 10/15/32	25	24,906
4.60%, 08/14/34	15	14,821
4.65%, 05/20/33	25	24,957
4.70%, 02/27/33	30	30,179
4.70%, 02/09/34	40	39,853
4.85%, 05/20/36	25	24,817
4.90%, 10/15/35	25	25,020
5.10%, 02/12/35	25	25,491
GlaxoSmithKline Capital, Inc.
4.88%, 04/15/35	25	24,860
5.38%, 04/15/34	5	5,178
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(b)	20	20,200
Johnson & Johnson
4.85%, 03/01/32	30	30,795
4.95%, 05/15/33	10	10,362
4.95%, 06/01/34	35	36,052
5.00%, 03/01/35	35	35,963
McKesson Corp.
5.10%, 07/15/33	30	30,487
5.25%, 05/30/35	15	15,276
Merck & Co., Inc.
2.15%, 12/10/31	65	57,464
4.50%, 05/17/33	35	34,734
4.55%, 09/15/32	25	24,901
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 05/22/33	$25	$25,222
4.95%, 09/15/35	60	59,936
5.20%, 05/22/36	25	25,307
Novartis Capital Corp.
4.00%, 09/18/31	30	29,400
4.20%, 09/18/34	20	19,269
4.30%, 11/05/32	5	4,902
4.60%, 03/18/33	25	24,822
4.60%, 11/05/35	25	24,464
4.90%, 03/18/36	35	34,847
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75%, 05/15/34(b)	15	16,007
7.88%, 05/15/34(b)	10	10,728
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(b)	15	13,741
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33	155	154,074
Pfizer, Inc.
4.50%, 11/15/32	25	24,692
4.88%, 11/15/35	25	24,751
Zoetis, Inc.
5.00%, 08/17/35	55	54,380
5.60%, 11/16/32	10	10,410
		1,949,300
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(b)	15	14,842
5.75%, 07/01/34(b)	10	9,898
6.63%, 02/01/32(b)	15	15,317
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	10	10,388
Boardwalk Pipelines LP
3.60%, 09/01/32	25	23,153
5.63%, 08/01/34	10	10,264
Cameron LNG LLC, 2.90%, 07/15/31(b)	25	22,827
Cheniere Energy Partners LP
3.25%, 01/31/32	20	18,358
5.55%, 10/30/35	25	25,485
5.75%, 08/15/34	30	31,081
5.95%, 06/30/33	47	49,248
Cheniere Energy, Inc., 5.65%, 04/15/34	30	30,889
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	5	5,132
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/35(b)	10	10,130
6.04%, 11/15/33(b)	35	37,012
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	25	24,631
7.50%, 12/15/33(b)	10	10,611
DCP Midstream Operating LP, 3.25%, 02/15/32	8	7,331
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(b)	15	15,209
7.38%, 06/30/33(b)	10	10,322
DT Midstream, Inc.
4.30%, 04/15/32(b)	10	9,571
4.38%, 06/15/31(b)	17	16,434
5.80%, 12/15/34(b)	10	10,298
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	15	15,595
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	10	9,254

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge, Inc.
2.50%, 08/01/33	$25	$21,374
5.20%, 11/20/35	25	25,004
5.45%, 03/27/36	25	25,357
5.55%, 06/20/35	25	25,599
5.63%, 04/05/34	20	20,692
5.70%, 03/08/33	55	57,161
7.20%, 06/27/54, (5-year CMT + 2.97%)(a)	10	10,681
Energy Transfer LP
4.90%, 03/15/35	35	34,213
5.35%, 01/15/36	25	24,964
5.55%, 05/15/34	25	25,531
5.60%, 09/01/34	20	20,437
5.70%, 04/01/35	25	25,712
5.75%, 02/15/33	50	52,044
6.55%, 12/01/33	35	38,032
6.75%, 02/15/56, (5-year CMT + 2.48%)(a)	15	15,278
Enterprise Products Operating LLC
4.85%, 01/31/34	20	19,944
4.95%, 02/15/35	25	24,956
5.20%, 01/15/36	30	30,203
5.35%, 01/31/33	30	30,879
Series H, 6.65%, 10/15/34	25	27,694
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	25	23,070
Florida Gas Transmission Co. LLC, 5.75%, 07/15/35(b)	20	20,606
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	15	15,060
7.88%, 05/15/32	15	15,576
8.00%, 05/15/33	10	10,492
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(b)	10	10,178
8.25%, 01/15/32(b)	10	10,487
Harvest Midstream I LP
6.75%, 05/15/34(b)	20	20,534
7.50%, 05/15/32(b)	10	10,392
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	15	15,169
7.38%, 07/15/32(b)	15	15,515
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	10	10,411
7.75%, 03/15/32	10	11,434
Kinder Morgan, Inc.
4.80%, 02/01/33	25	24,800
5.20%, 06/01/33	40	40,706
5.30%, 12/01/34	10	10,123
5.40%, 02/01/34	35	35,830
5.85%, 06/01/35	15	15,735
7.80%, 08/01/31	10	11,379
MPLX LP
4.95%, 09/01/32	20	19,954
5.00%, 01/15/33	25	24,888
5.00%, 03/01/33	50	49,815
5.30%, 04/01/36	25	24,720
5.40%, 04/01/35	25	25,090
5.40%, 09/15/35	30	30,021
5.50%, 06/01/34	30	30,488
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	25	26,278
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,595
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	10	10,174
Security	Par (000)	Value
Pipelines (continued)
ONEOK, Inc.
4.75%, 10/15/31	$15	$14,898
5.05%, 11/01/34	25	24,585
5.40%, 10/15/35	50	50,178
5.65%, 09/01/34	10	10,237
6.00%, 06/15/35	10	10,398
6.05%, 09/01/33	25	26,279
6.10%, 11/15/32	20	21,118
Plains All American Pipeline LP, 5.95%, 06/15/35	25	25,857
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	5	5,127
Rockies Express Pipeline LLC, 6.75%, 03/15/33(b)	15	15,587
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	5	4,421
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.67%)(a)	15	15,993
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	20	19,976
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 09/01/31(b)	10	10,006
6.75%, 03/15/34(b)	10	10,216
Targa Resources Corp.
5.50%, 02/15/35	15	15,240
5.55%, 08/15/35	25	25,369
5.65%, 02/15/36	25	25,546
6.13%, 03/15/33	30	31,746
6.50%, 03/30/34	5	5,423
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	10	9,519
Texas Eastern Transmission LP, 7.00%, 07/15/32	5	5,526
TransCanada PipeLines Ltd.
4.63%, 03/01/34	30	29,071
5.60%, 03/31/34	10	10,253
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	30	26,730
6.00%, 05/01/36(b)	20	20,226
4.13%, 08/15/31(b)	26	24,398
Venture Global LNG, Inc.
8.38%, 06/01/31(b)	50	52,025
9.88%, 02/01/32(b)	35	37,433
Venture Global Plaquemines LNG LLC
6.50%, 01/15/34(b)	40	41,836
6.50%, 06/15/34(b)	25	26,093
6.75%, 01/15/36(b)	40	42,421
7.50%, 05/01/33(b)	20	22,077
7.75%, 05/01/35(b)	25	28,061
Western Midstream Operating LP
5.45%, 11/15/34	25	25,028
5.50%, 12/15/35	5	4,980
6.15%, 04/01/33	20	21,038
Whistler Pipeline LLC, 5.95%, 09/30/34(b)	20	20,450
Williams Companies, Inc.(The)
4.65%, 08/15/32	45	44,491
5.15%, 03/15/34	35	35,064
5.15%, 03/15/36	25	24,690
5.30%, 09/30/35	25	25,036
5.60%, 03/15/35	20	20,478
5.65%, 03/15/33	5	5,172
		2,542,851
Private Equity — 0.0%
Carlyle Group, Inc. (The), 5.05%, 09/19/35	25	24,110

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity (continued)
KKR & Co., Inc., 5.10%, 08/07/35	$25	$24,347
		48,457
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/33	5	4,933
5.50%, 06/15/35	20	20,249
5.95%, 08/15/34	15	15,639
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	10	10,546
Howard Hughes Corp.(The)
5.88%, 03/01/32(b)	10	9,808
6.13%, 03/01/34(b)	10	9,773
Kennedy-Wilson, Inc.
5.00%, 03/01/31	12	12,116
7.25%, 06/01/33(b)	15	15,210
		98,274
Real Estate Investment Trusts — 0.8%
Agree LP
2.60%, 06/15/33	15	12,784
4.80%, 10/01/32	10	9,904
5.60%, 06/15/35	10	10,290
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	25	20,346
2.00%, 05/18/32	5	4,207
2.95%, 03/15/34	10	8,487
3.38%, 08/15/31	35	32,283
4.75%, 04/15/35	10	9,498
5.50%, 10/01/35	10	9,985
American Assets Trust LP, 6.15%, 10/01/34	10	10,075
American Homes 4 Rent LP
3.63%, 04/15/32	20	18,593
5.25%, 03/15/35	10	9,951
5.50%, 02/01/34	15	15,225
5.50%, 07/15/34	10	10,112
American Tower Corp.
2.30%, 09/15/31	15	13,263
4.70%, 12/15/32	5	4,931
5.35%, 03/15/35	25	25,280
5.40%, 01/31/35	20	20,300
5.45%, 02/15/34	15	15,299
5.55%, 07/15/33	10	10,300
5.65%, 03/15/33	10	10,366
5.90%, 11/15/33	25	26,241
Americold Realty Operating Partnership LP
5.41%, 09/12/34	10	9,736
5.60%, 05/15/32	10	10,065
AvalonBay Communities, Inc.
2.05%, 01/15/32	5	4,373
5.00%, 08/01/35	25	24,901
5.30%, 12/07/33	20	20,566
5.35%, 06/01/34	5	5,120
Boston Properties LP
2.45%, 10/01/33	15	12,364
2.55%, 04/01/32	45	39,200
5.75%, 01/15/35	20	20,209
Brixmor Operating Partnership LP
2.50%, 08/16/31	10	8,922
4.85%, 02/15/33	5	4,920
5.75%, 02/15/35	10	10,343
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,840
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Camden Property Trust, 4.90%, 01/15/34	$10	$9,978
COPT Defense Properties LP, 2.90%, 12/01/33	10	8,512
Cousins Properties LP, 5.88%, 10/01/34	10	10,248
Crown Castle, Inc.
2.50%, 07/15/31	35	31,145
5.10%, 05/01/33	5	4,966
5.80%, 03/01/34	40	41,286
CubeSmart LP, 2.50%, 02/15/32	15	13,199
DOC DR LLC, 2.63%, 11/01/31	5	4,457
EPR Properties, 3.60%, 11/15/31	10	9,148
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33	25	24,450
5.50%, 06/15/34	20	20,407
Equinix, Inc., 3.90%, 04/15/32	45	42,661
ERP Operating LP, 4.65%, 09/15/34	25	24,378
Essential Properties LP, 5.40%, 12/01/35	25	24,752
Essex Portfolio LP
2.65%, 03/15/32	15	13,295
5.38%, 04/01/35	10	10,139
5.50%, 04/01/34	10	10,200
Extra Space Storage LP
2.35%, 03/15/32	10	8,677
2.40%, 10/15/31	30	26,394
5.35%, 01/15/35	10	10,056
5.40%, 02/01/34	15	15,158
5.40%, 06/15/35	10	10,081
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5	4,486
5.63%, 09/15/34	10	9,967
5.63%, 03/01/36	25	24,568
6.75%, 12/01/33	25	26,607
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	35	34,581
Healthpeak OP LLC
5.25%, 12/15/32	20	20,194
5.38%, 02/15/35	20	20,142
Highwoods Realty LP, 7.65%, 02/01/34	10	11,181
Host Hotels & Resorts LP
5.50%, 04/15/35	15	15,015
5.70%, 07/01/34	20	20,401
Series J, 2.90%, 12/15/31	5	4,465
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	21,528
2.70%, 01/15/34	10	8,385
4.15%, 04/15/32	15	14,265
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	15	14,448
Iron Mountain, Inc.
5.63%, 07/15/32(b)	10	9,902
6.25%, 01/15/33(b)	30	30,457
Kilroy Realty LP
2.50%, 11/15/32	25	20,720
2.65%, 11/15/33	5	4,021
5.88%, 10/15/35	5	4,901
Kimco Realty OP LLC
3.20%, 04/01/32	20	18,462
4.60%, 02/01/33	15	14,804
4.85%, 03/01/35	20	19,654
5.30%, 02/01/36	25	25,309
6.40%, 03/01/34	10	10,875
Kite Realty Group LP
4.95%, 12/15/31	5	4,986

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 03/01/34	$10	$10,144
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,360
Mid-America Apartments LP
5.00%, 03/15/34	10	9,964
5.30%, 02/15/32	15	15,419
Millrose Properties, Inc., 6.25%, 09/15/32(b)	10	10,050
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)	30	31,265
NNN REIT, Inc., 5.60%, 10/15/33	25	25,692
Omega Healthcare Investors, Inc., 3.25%, 04/15/33	10	8,856
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	10	8,903
4.95%, 01/15/35	15	14,651
5.75%, 07/15/34	10	10,338
Piedmont Operating Partnership LP, 2.75%, 04/01/32	5	4,251
Prologis LP
2.25%, 01/15/32	20	17,603
4.75%, 06/15/33	25	24,816
4.90%, 06/15/36	25	24,505
5.00%, 03/15/34	30	29,997
5.25%, 05/15/35	20	20,267
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 01/15/35(b)	20	20,019
Public Storage Operating Co.
5.00%, 07/01/35(d)	10	9,964
5.10%, 08/01/33	5	5,089
Realty Income Corp.
1.80%, 03/15/33	15	12,397
4.50%, 02/01/33	5	4,877
4.90%, 07/15/33	5	4,983
5.13%, 02/15/34	10	10,060
5.13%, 04/15/35	15	15,009
5.63%, 10/13/32	30	31,217
Regency Centers LP
5.10%, 01/15/35	10	10,008
5.25%, 01/15/34	5	5,068
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/34(b)	5	4,956
6.50%, 04/01/32(b)	20	20,501
6.50%, 06/15/33(b)	10	10,277
Sabra Health Care LP, 3.20%, 12/01/31	15	13,614
Safehold GL Holdings LLC
2.80%, 06/15/31	15	13,571
5.65%, 01/15/35	10	10,118
6.10%, 04/01/34	20	20,968
Service Properties Trust
8.63%, 11/15/31(b)	15	15,829
8.88%, 06/15/32	10	10,335
Simon Property Group LP
2.25%, 01/15/32	15	13,141
2.65%, 02/01/32	35	31,274
4.75%, 09/26/34	40	39,107
5.13%, 10/01/35	25	24,965
Store Capital LLC, 2.70%, 12/01/31	20	17,582
Sun Communities Operating LP
2.70%, 07/15/31	15	13,510
4.20%, 04/15/32	15	14,382
UDR, Inc.
1.90%, 03/15/33	5	4,116
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 08/15/31	$25	$22,959
3.10%, 11/01/34	10	8,566
5.13%, 09/01/34	10	9,949
Ventas Realty LP
2.50%, 09/01/31	15	13,352
5.00%, 01/15/35	15	14,790
5.00%, 02/15/36	25	24,530
5.63%, 07/01/34	5	5,152
VICI Properties LP
5.13%, 11/15/31	5	4,988
5.13%, 05/15/32	20	19,863
5.63%, 04/01/35	25	25,082
5.75%, 04/01/34	35	35,623
Vornado Realty LP
3.40%, 06/01/31	5	4,560
5.75%, 02/01/33	10	9,968
Welltower OP LLC
2.75%, 01/15/32	20	18,037
3.85%, 06/15/32	20	19,039
5.13%, 07/01/35	25	25,148
Weyerhaeuser Co.
3.38%, 03/09/33	5	4,515
7.38%, 03/15/32	10	11,188
WP Carey, Inc.
2.45%, 02/01/32	5	4,378
5.38%, 06/30/34	15	15,144
		2,256,039
Retail — 0.6%
Advance Auto Parts, Inc.
3.50%, 03/15/32	10	8,775
7.38%, 08/01/33(b)	15	15,597
Asbury Automotive Group, Inc., 5.00%, 02/15/32(b)	13	12,405
AutoNation, Inc.
2.40%, 08/01/31	10	8,798
3.85%, 03/01/32	20	18,690
5.89%, 03/15/35	10	10,212
AutoZone, Inc.
4.75%, 02/01/33	50	49,249
5.20%, 08/01/33	5	5,044
5.40%, 07/15/34	15	15,238
Bath & Body Works, Inc.
6.88%, 11/01/35	15	15,022
6.95%, 03/01/33	5	4,929
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	10	9,102
Carvana Co., 9.00%, 06/01/31, (9.00% Cash)(b)(e)	56	61,733
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(b)	200	207,617
Costco Wholesale Corp., 1.75%, 04/20/32	25	21,721
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,472
Darden Restaurants, Inc., 6.30%, 10/10/33	10	10,692
Dick's Sporting Goods, Inc., 3.15%, 01/15/32	20	18,270
Dollar General Corp.
5.00%, 11/01/32	5	4,977
5.45%, 07/05/33	40	40,696
Dollar Tree, Inc., 2.65%, 12/01/31	5	4,468
Ferguson Enterprises, Inc., 5.00%, 10/03/34	15	14,885
FirstCash, Inc.
6.13%, 05/01/34(b)	15	15,010
6.88%, 03/01/32(b)	10	10,294
Gap, Inc. (The), 3.88%, 10/01/31(b)	12	10,980

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Genuine Parts Co.
2.75%, 02/01/32	$25	$21,739
6.88%, 11/01/33	10	10,822
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,410
Home Depot, Inc.(The)
3.25%, 04/15/32	45	41,960
4.50%, 09/15/32	40	39,830
4.65%, 09/15/35	20	19,498
4.85%, 06/25/31	40	40,686
4.95%, 06/25/34	40	40,197
LBM Acquisition LLC, 9.50%, 06/15/31(b)	25	20,913
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	15	15,653
Lowe's Companies, Inc.
3.75%, 04/01/32	45	42,645
4.50%, 10/15/32	25	24,506
4.85%, 10/15/35	30	29,250
5.00%, 04/15/33	40	40,260
5.15%, 07/01/33	10	10,113
Macy's Retail Holdings LLC
6.13%, 03/15/32(b)	10	10,000
6.70%, 07/15/34(b)	10	9,550
7.38%, 08/01/33(b)(d)	10	10,435
McDonald's Corp.
4.60%, 09/09/32	55	55,173
4.95%, 03/03/35	35	34,898
Michaels Companies, Inc.(The)
8.50%, 03/15/33(b)	50	48,825
11.00%, 03/15/34(b)	15	14,177
Murphy Oil USA, Inc., 5.88%, 06/01/34(b)	25	25,080
Nordstrom, Inc., 4.25%, 08/01/31	17	15,677
O'Reilly Automotive, Inc.
4.70%, 06/15/32	50	49,639
5.00%, 08/19/34	10	9,906
5.10%, 03/12/36	25	24,709
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)	50	50,479
QXO Building Products, Inc., 6.75%, 04/30/32(b)	40	40,771
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 04/01/32(d)	10	10,277
Sonic Automotive, Inc., 4.88%, 11/15/31(b)	7	6,700
Starbucks Corp., 5.00%, 02/15/34	23	23,181
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(b)	10	9,591
6.50%, 12/15/35(b)	25	24,797
Target Corp.
4.40%, 01/15/33	25	24,882
4.50%, 09/15/32	25	25,038
4.50%, 09/15/34	20	19,451
5.00%, 04/15/35(d)	20	20,047
6.35%, 11/01/32	10	10,905
Tractor Supply Co., 5.25%, 05/15/33	25	25,127
Walmart, Inc.
4.10%, 04/15/33	25	24,482
4.15%, 09/09/32	25	24,742
4.45%, 04/30/33	25	24,867
4.75%, 04/30/36	25	24,836
4.90%, 04/28/35	30	30,338
Security	Par (000)	Value
Retail (continued)
Yum! Brands, Inc.
4.63%, 01/31/32	$23	$22,104
5.38%, 04/01/32	22	21,968
		1,785,010
Semiconductors — 0.4%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	15	14,544
Amkor Technology, Inc., 5.88%, 10/01/33(b)	10	10,047
Analog Devices, Inc.
2.10%, 10/01/31	25	22,080
5.05%, 04/01/34	10	10,175
Applied Materials, Inc., 4.60%, 01/15/36	10	9,707
Broadcom, Inc.
2.60%, 02/15/33	50	43,607
3.14%, 11/15/35(b)	85	72,344
3.42%, 04/15/33	70	63,964
3.47%, 04/15/34	55	49,530
4.15%, 04/15/32(b)	25	24,156
4.30%, 11/15/32	45	43,705
4.55%, 02/15/32	15	14,844
4.60%, 01/15/33	25	24,623
4.80%, 10/15/34	35	34,428
4.80%, 02/15/36	50	48,645
4.90%, 07/15/32	25	25,129
4.95%, 01/15/36	25	24,691
5.15%, 11/15/31	10	10,207
5.20%, 07/15/35	50	50,250
Foundry JV Holdco LLC
5.88%, 01/25/34(b)	5	5,077
5.90%, 01/25/33(b)	10	10,411
6.25%, 01/25/35(b)	15	15,860
Intel Corp.
2.00%, 08/12/31	30	26,182
4.00%, 12/15/32	20	18,914
4.15%, 08/05/32	30	28,830
5.00%, 08/15/33	50	49,849
5.20%, 02/10/33	70	70,921
5.30%, 05/15/36	50	49,941
KLA Corp., 4.65%, 07/15/32	20	20,046
Marvell Technology, Inc.
5.30%, 04/15/36	25	25,027
5.45%, 07/15/35	10	10,221
Micron Technology, Inc., 2.70%, 04/15/32	45	40,381
NVIDIA Corp., 2.00%, 06/15/31	25	22,391
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/32	25	22,209
5.00%, 01/15/33	27	26,984
5.25%, 08/19/35	10	10,022
QUALCOMM, Inc.
1.65%, 05/20/32	25	21,234
4.25%, 05/20/32	5	4,919
4.65%, 05/20/35	25	24,680
4.75%, 05/20/32	5	5,029
5.00%, 05/20/35	15	15,047
5.40%, 05/20/33	5	5,214
Skyworks Solutions, Inc., 3.00%, 06/01/31	15	13,590
Texas Instruments, Inc.
3.65%, 08/16/32	5	4,763
4.85%, 02/08/34	25	25,227
4.90%, 03/14/33	20	20,362

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.10%, 05/23/35	$35	$35,472
		1,225,479
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., 5.75%, 01/15/35	15	15,536
Software — 0.6%
Adobe, Inc.
4.95%, 04/04/34	5	4,994
5.30%, 01/17/35	25	25,430
Atlassian Corp., 5.50%, 05/15/34	10	9,982
Autodesk, Inc.
2.40%, 12/15/31	30	26,445
5.30%, 06/15/35	10	10,000
Broadridge Financial Solutions, Inc., 5.75%, 05/15/36	25	25,092
Cadence Design Systems, Inc., 4.70%, 09/10/34	15	14,779
Cloud Software Group, Inc.
6.63%, 08/15/33(b)	15	13,657
8.25%, 06/30/32(b)	35	34,366
Constellation Software, Inc./Canada, 5.46%, 02/16/34(b)	10	9,854
CoreWeave, Inc., 9.75%, 10/01/31(b)	55	56,712
Fair Isaac Corp.
6.00%, 05/15/33(b)	40	39,600
6.25%, 09/15/34(b)	25	24,685
Fidelity National Information Services, Inc., 5.10%, 07/15/32	30	30,107
Fiserv, Inc.
5.15%, 08/12/34	25	24,332
5.25%, 08/11/35	20	19,574
5.45%, 03/15/34	40	39,807
5.60%, 03/02/33	25	25,346
5.63%, 08/21/33	5	5,064
Intuit, Inc., 5.20%, 09/15/33	35	35,392
MSCI, Inc.
3.25%, 08/15/33(b)	15	13,229
3.63%, 11/01/31(b)	30	27,857
5.15%, 03/15/36	25	24,283
5.25%, 09/01/35	15	14,765
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(b)	55	57,313
8.75%, 07/01/34(b)	50	52,839
Open Text Holdings, Inc., 4.13%, 12/01/31(b)	10	8,724
Oracle Corp.
3.90%, 05/15/35	25	21,503
4.30%, 07/08/34	25	22,580
4.70%, 09/27/34	55	51,059
4.80%, 09/26/32	40	38,439
4.90%, 02/06/33	60	57,616
5.20%, 09/26/35	105	99,843
5.25%, 02/03/32	5	4,958
5.35%, 05/04/33	75	73,807
5.50%, 08/03/35	45	43,642
5.70%, 02/04/36	60	58,954
6.25%, 11/09/32	40	41,416
Paychex, Inc.
5.35%, 04/15/32	35	35,446
5.60%, 04/15/35(d)	25	25,224
Roper Technologies, Inc.
4.90%, 10/15/34	25	24,134
5.10%, 09/15/35	10	9,719
Security	Par (000)	Value
Software (continued)
Salesforce, Inc.
1.95%, 07/15/31	$25	$21,837
4.90%, 09/15/31	50	50,033
5.20%, 03/15/33	50	50,234
5.55%, 03/15/36	100	100,605
ServiceNow, Inc., 5.40%, 05/15/36	25	25,191
SS&C Technologies, Inc., 6.50%, 06/01/32(b)	15	15,127
Synopsys, Inc.
5.00%, 04/01/32	30	30,190
5.15%, 04/01/35	50	49,904
Take-Two Interactive Software, Inc., 4.00%, 04/14/32	25	23,848
VMware LLC, 2.20%, 08/15/31	40	35,359
Workday, Inc., 3.80%, 04/01/32	30	28,018
		1,712,914
Telecommunications — 0.9%
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(b)	25	24,400
Altice France SA
6.50%, 04/15/32(b)	10	9,624
6.88%, 07/15/32(b)	50	48,253
America Movil SAB de CV
5.00%, 01/20/33	205	204,312
6.38%, 03/01/35	10	10,822
AT&T, Inc.
2.25%, 02/01/32	20	17,464
2.55%, 12/01/33	85	71,968
2.75%, 06/01/31	45	41,057
4.50%, 05/15/35	55	52,200
4.55%, 11/01/32	25	24,561
4.75%, 04/30/33	25	24,702
4.90%, 11/01/35	25	24,373
5.13%, 04/30/36	25	24,654
5.38%, 08/15/35	30	30,371
5.40%, 02/15/34	70	71,502
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	15,072
5.20%, 02/15/34	20	20,067
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	25	25,818
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)	10	9,651
Cisco Systems, Inc.
4.95%, 02/24/32	25	25,421
5.05%, 02/26/34	90	91,209
5.10%, 02/24/35	25	25,349
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	25	30,578
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(c)	150	132,913
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	15	15,004
Series 2034, 6.00%, 09/30/34(b)	10	9,632
Iliad Holding SAS, 7.00%, 04/15/32(b)	15	15,270
Level 3 Financing, Inc.
6.88%, 06/30/33(b)	40	41,215
7.00%, 03/31/34(b)	45	46,623
8.50%, 01/15/36(b)	35	37,827
Motorola Solutions, Inc.
5.20%, 08/15/32	10	10,131
5.40%, 04/15/34	30	30,457
5.55%, 08/15/35	25	25,521

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/36(b)	$75	$73,000
Rogers Communications, Inc.
3.80%, 03/15/32	60	55,975
5.30%, 02/15/34	20	19,886
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	20	20,716
Sprint Capital Corp., 8.75%, 03/15/32	39	46,233
Telecom Argentina SA
9.25%, 05/28/33(c)	40	42,620
9.50%, 07/18/31(c)	10	10,694
Telecom Italia Capital SA
6.00%, 09/30/34	10	10,181
6.38%, 11/15/33	10	10,431
TELUS Corp.
3.40%, 05/13/32	15	13,725
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	15	15,448
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(a)	15	14,991
T-Mobile USA, Inc.
2.25%, 11/15/31	25	22,019
2.70%, 03/15/32	20	17,833
4.63%, 01/15/33	25	24,591
4.95%, 11/15/35	25	24,549
5.00%, 02/15/36	25	24,638
5.05%, 07/15/33	50	50,347
5.13%, 05/15/32	5	5,070
5.15%, 04/15/34	45	45,361
5.20%, 01/15/33	25	25,425
5.30%, 05/15/35	50	50,614
5.75%, 01/15/34	30	31,305
6.70%, 12/15/33	15	16,487
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.63%, 06/15/32(b)	40	41,938
Uniti Services LLC, 7.50%, 10/15/33(b)	15	15,793
Verizon Communications, Inc.
2.36%, 03/15/32	95	83,408
4.27%, 01/15/36	25	23,181
4.40%, 11/01/34	35	33,340
4.50%, 08/10/33	30	29,167
4.78%, 02/15/35	60	58,329
5.00%, 01/15/36	50	49,073
5.05%, 05/09/33	30	30,361
5.25%, 04/02/35	45	45,272
5.85%, 09/15/35	5	5,250
6.05%, 05/14/58, (5-year CMT + 1.81%)(a)	25	25,321
6.20%, 05/14/56, (5-year CMT + 2.04%)(a)	50	50,752
6.40%, 09/15/33	10	10,841
Viasat, Inc., 7.50%, 05/30/31(b)	12	12,124
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/31(b)	25	21,120
7.75%, 04/15/32(b)	20	18,650
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(a)	22	20,492
6.25%, 11/30/32	25	26,688
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	40	42,218
		2,603,478
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 6.05%, 05/14/34	10	10,451
Transportation — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	15	15,721
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
3.85%, 08/05/32	$15	$14,320
4.38%, 09/18/34	15	14,552
5.85%, 11/01/33	5	5,344
6.25%, 08/01/34	15	16,364
Canadian Pacific Railway Co.
2.45%, 12/02/31	45	40,031
5.20%, 03/30/35	15	15,218
7.13%, 10/15/31	10	11,082
CSX Corp.
4.10%, 11/15/32	40	38,774
5.05%, 06/15/35	10	10,031
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35	14	12,143
FedEx Corp.
3.90%, 02/01/35	10	9,199
4.90%, 01/15/34	24	23,772
GB AIT Buyer, Inc., 8.75%, 04/30/34(b)	10	10,010
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	10	10,153
GXO Logistics, Inc.
2.65%, 07/15/31	20	17,732
6.50%, 05/06/34	10	10,461
MTR Corp. CI Ltd., 5.63%, (5-year CMT + 1.46%)(a)(c)(g)	200	207,162
Norfolk Southern Corp.
3.00%, 03/15/32	20	18,293
4.45%, 03/01/33	20	19,652
5.10%, 05/01/35	10	10,058
Ryder System, Inc., 6.60%, 12/01/33	10	10,945
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	10	10,424
Union Pacific Corp.
2.80%, 02/14/32	55	50,125
4.50%, 01/20/33	15	14,942
5.10%, 02/20/35	25	25,433
United Parcel Service, Inc.
4.88%, 03/03/33	15	15,221
5.15%, 05/22/34	25	25,556
5.25%, 05/14/35(d)	25	25,539
Walmart, Inc., 1.80%, 09/22/31	55	48,686
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,451
XPO CNW, Inc., 6.70%, 05/01/34	5	5,266
XPO, Inc.
7.13%, 06/01/31(b)	10	10,312
7.13%, 02/01/32(b)	10	10,367
		798,339
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC
5.88%, 04/15/33(b)	10	9,938
7.00%, 06/15/32(b)	15	15,507
GATX Corp.
3.50%, 06/01/32	5	4,624
4.90%, 03/15/33	20	19,925
5.50%, 06/15/35	15	15,165
6.05%, 03/15/34	55	57,925
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	20	20,168
5.70%, 07/25/33(b)	15	15,385
		158,637

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	$15	$13,431
4.45%, 06/01/32	20	19,646
5.15%, 03/01/34	5	5,084
5.25%, 03/01/35	25	25,396
Essential Utilities, Inc., 5.38%, 01/15/34	25	25,411
		88,968
Total Corporate Bonds & Notes — 23.6% (Cost: $65,836,057)		66,065,082
Foreign Government Obligations
Angola — 0.1%
Angolan Government International Bonds, 9.88%, 10/15/35(c)	200	213,452
Argentina — 0.2%
Argentine Republic Government International Bonds, 4.75%, 07/09/35(f)	650	501,093
Province of Santa Fe, 8.10%, 12/11/34(c)	100	98,666
		599,759
Bahrain — 0.1%
Bahrain Government International Bonds, 5.63%, 09/30/31(c)	200	192,308
Bermuda — 0.0%
Bermuda Government International Bonds, 5.00%, 07/15/32(c)	10	10,004
Brazil — 0.1%
Brazilian Government International Bonds
6.63%, 03/15/35	200	206,422
8.25%, 01/20/34	100	114,357
		320,779
Canada — 0.2%
Export Development Canada, 4.75%, 06/05/34	25	25,609
Province of Alberta Canada, 4.50%, 01/24/34	85	84,897
Province of British Columbia Canada
4.20%, 07/06/33	50	49,016
4.80%, 06/11/35	65	65,677
Province of Manitoba Canada, 4.90%, 05/31/34	20	20,335
Province of Ontario Canada
1.80%, 10/14/31	15	13,192
2.13%, 01/21/32	35	31,084
4.85%, 06/11/35	50	50,840
5.05%, 04/24/34	100	103,285
Province of Quebec Canada, 4.25%, 09/05/34	110	107,349
		551,284
Chile — 0.1%
Chile Government International Bonds, 3.50%, 01/31/34	200	181,910
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 04/22/32	200	169,838
6.50%, 01/21/33	200	197,835
		367,673
Dominican Republic — 0.0%
Dominican Republic International Bonds, 5.88%, 10/28/35(c)	150	147,556
Security	Par (000)	Value
Ecuador — 0.1%
Ecuador Government International Bonds
6.90%, 07/31/35(c)(f)	$100	$91,908
8.75%, 01/29/34(c)	200	202,707
		294,615
Egypt — 0.1%
Egypt Government International Bonds, 9.45%, 02/04/33(c)	200	221,689
El Salvador — 0.0%
El Salvador Government International Bonds, 8.25%, 04/10/32(c)	10	10,604
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	26,492
Ghana — 0.0%
Ghana Government International Bonds, 5.00%, 07/03/35(c)(f)	30	28,056
Guatemala — 0.1%
Guatemala Government Bonds, 6.05%, 08/06/31(c)	200	207,202
Hungary — 0.1%
Hungary Government International Bonds, 2.13%, 09/22/31(c)	200	173,194
Indonesia — 0.1%
Indonesia Government International Bonds, 2.15%, 07/28/31	200	175,561
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(c)	200	198,108
		373,669
Israel — 0.1%
Israel Government International Bonds, 5.63%, 02/19/35	200	204,785
Italy — 0.0%
Republic of Italy Government International Bonds, 5.38%, 06/15/33	30	31,182
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(c)	200	208,727
Kuwait — 0.1%
Kuwait International Government Bonds, 4.65%, 10/09/35(c)	200	195,002
Lebanon — 0.0%
Lebanon Government International Bonds, 7.00%, 03/23/32(c)(h)(i)	16	4,159
Mexico — 0.2%
Mexico Government International Bonds
4.75%, 04/27/32	200	192,081
5.63%, 09/22/35	200	194,365
5.85%, 07/02/32	200	202,371
		588,817
Morocco — 0.1%
Morocco Government International Bonds, 6.50%, 09/08/33(c)	200	212,819

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nigeria — 0.1%
Nigeria Government International Bonds, 7.88%, 02/16/32(c)	$200	$211,527
Oman — 0.1%
Oman Sovereign Sukuk Co., 4.53%, 04/17/33(c)	200	196,890
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	200	168,249
5.23%, 02/23/34	200	198,241
		366,490
Peru — 0.1%
Peruvian Government International Bonds
1.86%, 12/01/32	10	8,266
3.00%, 01/15/34	200	173,127
		181,393
Philippines — 0.1%
Philippines Government International Bonds
5.25%, 05/14/34	200	200,847
6.38%, 01/15/32	100	107,941
		308,788
Poland — 0.1%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(c)	200	203,523
Republic of Poland Government International Bonds
4.88%, 10/04/33	50	50,001
5.38%, 04/14/36	50	50,180
5.75%, 11/16/32	21	22,089
		325,793
Qatar — 0.1%
Qatar Government International Bonds, 4.88%, 02/27/35(c)	200	203,761
Romania — 0.0%
Romanian Government International Bonds
3.63%, 03/27/32(c)	42	37,953
5.75%, 03/24/35(c)	50	48,380
6.38%, 01/30/34(c)	70	71,139
		157,472
Saudi Arabia — 0.2%
KSA Ijarah Sukuk Ltd., 4.88%, 09/09/35(c)	200	198,027
Saudi Government International Bonds
5.00%, 01/16/34(c)	200	200,652
5.50%, 10/25/32(c)	200	207,280
		605,959
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 01/11/33	200	206,628
Sri Lanka — 0.0%
Sri Lanka Government International Bonds, 3.35%, 03/15/33(c)(f)	40	36,685
Supranational — 0.7%
African Development Bank
4.13%, 01/22/36	25	24,307
4.50%, 06/12/35	20	20,084
5.75% , (5-year CMT + 1.58%)(a)(g)	10	9,759
Asian Development Bank
3.13%, 04/27/32	35	32,976
3.88%, 09/28/32	20	19,580
3.88%, 06/14/33	10	9,744
4.00%, 01/12/33	95	93,475
Security	Par (000)	Value
Supranational (continued)
4.13%, 01/12/34	$45	$44,399
4.25%, 01/14/36	50	49,316
4.38%, 03/22/35	50	49,957
Asian Infrastructure Investment Bank(The)
4.25%, 03/13/34	80	79,406
4.50%, 05/21/35	30	30,196
European Bank for Reconstruction & Development, 4.25%, 03/13/34	50	49,575
European Investment Bank
3.75%, 02/14/33	104	100,845
4.13%, 02/13/34	185	182,352
4.25%, 08/16/32	35	35,017
4.25%, 02/08/36	75	73,956
4.38%, 10/10/31	30	30,280
4.63%, 02/12/35	75	76,305
Inter-American Development Bank
3.50%, 04/12/33	45	42,859
3.63%, 09/17/31	50	48,665
4.13%, 01/23/36	60	58,492
4.38%, 07/17/34	30	30,021
4.38%, 07/16/35	75	74,694
4.50%, 09/13/33	30	30,308
International Bank for Reconstruction & Development
1.63%, 11/03/31	135	118,272
2.50%, 03/29/32	115	104,815
3.88%, 08/28/34	95	91,794
4.00%, 05/06/32	20	19,756
4.38%, 08/27/35	105	104,589
4.50%, 05/20/36	45	45,164
4.63%, 01/15/32	65	66,319
4.75%, 11/14/33	110	112,894
International Development Association
3.88%, 09/17/32(b)	10	9,772
4.50%, 02/12/35(b)	40	40,216
		2,010,159
Turkey — 0.2%
Turkiye Government International Bonds
6.50%, 01/03/35	200	193,446
7.13%, 07/17/32	200	203,420
9.38%, 01/19/33	200	226,012
		622,878
Ukraine — 0.1%
Ukraine Government International Bonds
3.00%, 02/01/34(c)(f)	60	31,749
3.00%, 02/01/35(c)(f)	50	28,928
3.00%, 02/01/36(c)(f)	50	28,875
4.00%, 02/01/32(c)(f)	50	40,924
4.50%, 02/01/34(c)(f)	74	50,432
4.50%, 02/01/35(c)(f)	60	40,357
		221,265
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds, 5.00%, 04/30/34(c)	200	204,303
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(c)	200	207,555
UAE International Government Bonds, 4.86%, 07/02/34(c)	200	203,705
		615,563
Uruguay — 0.0%
Uruguay Government International Bonds, 5.75%, 10/28/34	50	52,438

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Zambia — 0.0%
Zambia Government International Bonds, 5.75%, 06/30/33(c)(f)	$42	$42,075
Total Foreign Government Obligations — 4.2% (Cost: $11,520,382)		11,731,501
Municipal Debt Obligations
California — 0.1%
State of California, GO
4.35%, 11/01/32	150	148,695
5.75%, 10/01/31	50	53,216
6.00%, 03/01/33	15	16,208
		218,119
Illinois — 0.0%
State of Illinois, GO, 5.10%, 06/01/33	109	110,240
Total Municipal Debt Obligations — 0.1% (Cost: $324,974)		328,359
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 48.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	4	4,145
3.00%, 03/01/46	86	77,552
3.00%, 07/01/46	6	4,951
3.00%, 08/01/46	39	35,305
3.00%, 09/01/46	27	24,646
3.00%, 10/01/46	14	13,001
3.00%, 12/01/46	137	123,406
3.00%, 01/01/47	23	20,306
3.00%, 02/01/47	75	67,216
3.00%, 06/01/47	67	59,797
3.00%, 08/01/47	9	7,983
3.00%, 09/01/47	18	16,125
3.00%, 10/01/47	15	13,846
3.50%, 06/01/34	4	3,934
3.50%, 03/01/38	34	32,871
3.50%, 10/01/42	30	28,415
3.50%, 10/01/44	13	12,087
3.50%, 03/01/46	69	64,045
3.50%, 12/01/46	9	8,133
3.50%, 01/01/47	14	12,686
3.50%, 04/01/47	22	20,022
3.50%, 07/01/47	20	18,643
3.50%, 08/01/47	3	3,097
3.50%, 09/01/47	49	45,705
3.50%, 12/01/47	3	2,451
3.50%, 02/01/48	48	44,529
3.50%, 03/01/48	21	19,344
3.50%, 05/01/48	13	11,870
3.50%, 04/01/49	34	31,753
3.50%, 05/01/49	8	7,606
3.50%, 06/01/49	11	10,607
4.00%, 09/01/45	8	7,756
4.00%, 02/01/46	69	65,863
4.00%, 10/01/46	4	3,745
4.00%, 10/01/47	2	1,694
4.00%, 01/01/48	14	13,412
4.00%, 02/01/48	7	6,424
4.00%, 06/01/48	17	15,534
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/01/48	$9	$8,921
4.00%, 01/01/49	3	2,573
4.50%, 10/01/48	16	15,943
4.50%, 01/01/49	7	7,221
5.00%, 12/01/41	125	126,204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	358,327
Series K-1512, Class A2, 2.99%, 05/25/31	70	65,680
Federal National Mortgage Association
3.00%, 02/01/47	20	17,892
3.50%, 11/01/51	212	198,518
4.00%, 02/01/47	18	17,859
4.00%, 02/01/57	16	15,501
Series 2018-M12, Class A2, 3.65%, 08/25/30(a)	251	244,728
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	220,799
Government National Mortgage Association
2.00%, 08/20/50	126	103,983
2.00%, 12/20/50	350	287,836
2.00%, 01/20/51	511	420,417
2.00%, 02/20/51	752	617,109
2.00%, 10/20/51	379	310,977
2.00%, 12/20/51	910	747,542
2.00%, 02/20/52	2,149	1,765,013
2.00%, 04/20/52	414	340,232
2.00%, 06/22/56(j)	550	451,086
2.50%, 12/20/46	28	24,567
2.50%, 01/20/47	13	11,711
2.50%, 08/20/50	111	94,172
2.50%, 09/20/50	172	146,829
2.50%, 01/20/51	158	135,541
2.50%, 04/20/51	559	478,514
2.50%, 05/20/51	243	208,207
2.50%, 07/20/51	707	604,933
2.50%, 08/20/51	728	622,717
2.50%, 11/20/51	758	648,993
2.50%, 12/20/51	242	206,937
2.50%, 02/20/52	527	450,724
2.50%, 03/20/52	1,124	962,104
2.50%, 06/22/56(j)	400	342,141
3.00%, 03/20/45	24	22,076
3.00%, 05/20/45	54	48,760
3.00%, 07/20/45	46	41,940
3.00%, 10/20/45	5	4,558
3.00%, 11/20/45	161	145,836
3.00%, 12/20/45	15	13,291
3.00%, 01/20/46	8	6,957
3.00%, 02/20/46	18	15,980
3.00%, 03/20/46	42	38,289
3.00%, 05/20/46	21	19,043
3.00%, 06/20/46	15	13,587
3.00%, 07/20/46	13	11,491
3.00%, 08/20/46	69	62,066
3.00%, 09/20/46	41	36,731
3.00%, 11/20/46	174	156,617
3.00%, 12/20/46	63	56,762
3.00%, 02/20/47	14	12,406
3.00%, 06/20/47	20	18,087
3.00%, 11/20/47	81	73,153
3.00%, 02/20/48	14	12,284
3.00%, 04/20/49	261	234,661

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/20/49	$11	$9,827
3.00%, 01/20/50	80	70,996
3.00%, 02/20/50	85	76,023
3.00%, 07/20/50	36	32,424
3.00%, 08/20/50	49	43,547
3.00%, 06/20/51	35	31,251
3.00%, 10/20/51	7	6,626
3.00%, 11/20/51	244	216,872
3.00%, 02/20/52	20	18,204
3.00%, 03/20/52	395	349,697
3.00%, 06/20/52	960	853,488
3.00%, 09/20/52	241	214,051
3.00%, 06/22/56(j)	450	399,985
3.50%, 09/20/42	154	145,511
3.50%, 10/20/42	6	6,075
3.50%, 12/20/42	64	60,372
3.50%, 04/20/43	46	43,607
3.50%, 06/20/45	9	8,022
3.50%, 11/20/45	30	27,839
3.50%, 12/20/45	3	2,688
3.50%, 03/20/46	34	31,100
3.50%, 04/20/46	16	14,472
3.50%, 06/20/46	55	50,845
3.50%, 12/20/46	14	13,205
3.50%, 01/20/47	4	3,509
3.50%, 02/20/47	9	8,740
3.50%, 03/20/47	4	3,967
3.50%, 09/20/47	13	12,183
3.50%, 11/20/47	21	19,429
3.50%, 02/20/48	12	11,315
3.50%, 04/20/48	40	36,833
3.50%, 05/20/48	30	27,980
3.50%, 08/20/48	26	23,880
3.50%, 09/20/48	3	2,556
3.50%, 01/20/49	11	10,551
3.50%, 03/20/49	141	129,702
3.50%, 09/20/49	30	27,141
3.50%, 12/20/49	16	15,070
3.50%, 03/20/50	526	483,376
3.50%, 05/20/50	36	32,771
3.50%, 02/20/52	525	480,578
3.50%, 06/23/55(j)	1,394	1,255,612
4.00%, 04/20/47	57	53,759
4.00%, 06/20/47	38	35,964
4.00%, 07/20/47	100	94,716
4.00%, 11/20/47	20	19,174
4.00%, 03/20/48	26	24,772
4.00%, 04/20/48	12	11,535
4.00%, 05/15/48	5	4,925
4.00%, 05/20/48	31	29,668
4.00%, 08/20/48	34	31,967
4.00%, 09/20/48	13	12,831
4.00%, 11/20/48	75	70,750
4.00%, 01/20/50	176	166,805
4.00%, 02/20/50	45	42,968
4.00%, 12/20/52	79	74,551
4.00%, 06/22/56(j)	1,425	1,324,899
4.50%, 07/20/41	34	33,722
4.50%, 10/20/46	30	30,035
4.50%, 06/20/47	3	3,286
4.50%, 04/20/48	8	7,786
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/20/48	$4	$3,783
4.50%, 08/20/48	31	29,908
4.50%, 10/20/48	59	57,619
4.50%, 12/20/48	11	10,806
4.50%, 03/20/49	111	108,578
4.50%, 06/20/49	53	52,337
4.50%, 07/20/49	14	13,715
4.50%, 08/20/49	3	3,194
4.50%, 07/20/52	510	495,274
4.50%, 08/20/52	127	123,994
4.50%, 10/20/54	452	436,337
4.50%, 11/20/54	518	499,722
4.50%, 06/22/56(j)	1,025	985,901
5.00%, 04/20/48	9	8,985
5.00%, 05/20/48	16	16,566
5.00%, 11/20/48	3	2,947
5.00%, 12/20/48	18	18,413
5.00%, 01/20/49	25	25,295
5.00%, 05/20/49	2	2,250
5.00%, 06/20/49	70	70,124
5.00%, 07/20/52	21	20,606
5.00%, 11/20/52	75	74,999
5.00%, 12/20/52	572	568,690
5.00%, 01/20/53	140	139,482
5.00%, 04/20/53	154	152,966
5.00%, 11/20/53	271	268,764
5.00%, 09/20/54	139	137,623
5.00%, 10/20/54	136	134,804
5.00%, 11/20/54	495	490,528
5.00%, 12/20/54	562	556,460
5.00%, 02/20/55	400	394,803
5.00%, 08/20/55	169	166,806
5.00%, 02/20/56	106	104,964
5.00%, 06/22/56(j)	1,425	1,407,071
5.50%, 12/20/52	83	84,221
5.50%, 01/20/53	250	254,116
5.50%, 03/20/53	164	166,587
5.50%, 04/20/53	117	118,429
5.50%, 05/20/53	79	79,929
5.50%, 06/20/53	18	18,128
5.50%, 07/20/53	110	111,918
5.50%, 09/20/53	599	607,239
5.50%, 04/20/54	220	222,508
5.50%, 06/20/54	32	32,705
5.50%, 09/20/54	25	25,387
5.50%, 10/20/54	358	361,242
5.50%, 12/20/54	64	64,585
5.50%, 06/20/55	58	58,972
5.50%, 07/20/55	252	253,538
5.50%, 10/20/55	98	98,265
5.50%, 01/20/56	494	498,160
5.50%, 02/20/56	261	263,011
5.50%, 06/22/56(j)	1,303	1,311,036
6.00%, 09/20/53	84	86,107
6.00%, 10/20/53	128	130,978
6.00%, 07/20/54	250	255,402
6.00%, 08/20/54	712	728,379
6.00%, 07/20/55	106	107,768
6.00%, 05/20/56	120	122,872
6.00%, 06/22/56(j)	625	636,756
6.50%, 10/20/53	15	15,219

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 06/15/54(j)	$1,075	$1,119,365
6.50%, 06/20/54	46	47,614
6.50%, 07/20/54	331	346,067
6.50%, 08/20/55	40	41,595
6.50%, 12/20/55	58	60,636
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	3,058
1.50%, 02/01/37	80	71,276
1.50%, 03/01/37	53	48,086
1.50%, 04/01/37	6	5,628
1.50%, 06/18/40(j)	300	269,314
1.50%, 11/01/50	155	118,740
1.50%, 01/01/51	353	271,617
1.50%, 07/01/51	116	88,722
1.50%, 11/01/51	152	116,851
2.00%, 12/01/35	23	20,958
2.00%, 02/01/36	120	111,651
2.00%, 03/01/36	13	12,188
2.00%, 05/01/36	87	80,354
2.00%, 08/01/36	14	12,654
2.00%, 09/01/36	69	63,099
2.00%, 11/01/36	15	13,933
2.00%, 01/01/37	15	13,585
2.00%, 02/01/37	132	121,082
2.00%, 04/01/37	43	39,575
2.00%, 07/01/38	90	82,968
2.00%, 06/18/40(j)	1,061	974,478
2.00%, 05/01/50	182	149,766
2.00%, 07/01/50	192	156,104
2.00%, 09/01/50	703	570,047
2.00%, 10/01/50	243	196,890
2.00%, 12/01/50	1,176	959,986
2.00%, 01/01/51	197	160,524
2.00%, 02/01/51	770	623,265
2.00%, 03/01/51	584	474,585
2.00%, 04/01/51	2,762	2,230,613
2.00%, 05/01/51	68	55,407
2.00%, 06/01/51	194	158,487
2.00%, 07/01/51	766	619,250
2.00%, 08/01/51	177	143,344
2.00%, 10/01/51	2,090	1,693,542
2.00%, 11/01/51	185	149,632
2.00%, 12/01/51	423	340,517
2.00%, 01/01/52	759	613,526
2.00%, 02/01/52	1,128	908,390
2.00%, 03/01/52	1,171	942,911
2.00%, 04/01/52	2,502	2,014,445
2.00%, 05/01/52	4,106	3,306,220
2.00%, 10/01/52	2,890	2,325,887
2.00%, 06/11/56(j)	3,250	2,598,982
2.50%, 04/01/32	13	12,330
2.50%, 07/01/35	18	16,841
2.50%, 10/01/35	39	36,927
2.50%, 05/01/36	23	21,931
2.50%, 07/01/36	60	56,969
2.50%, 06/16/41(j)	475	447,316
2.50%, 04/01/47	26	22,632
2.50%, 06/01/50	43	36,482
2.50%, 07/01/50	52	44,982
2.50%, 08/01/50	80	68,116
2.50%, 09/01/50	464	395,467
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/50	$328	$280,315
2.50%, 11/01/50	977	828,978
2.50%, 12/01/50	38	31,875
2.50%, 01/01/51	55	46,020
2.50%, 02/01/51	415	350,731
2.50%, 04/01/51	39	32,583
2.50%, 07/01/51	1,208	1,020,682
2.50%, 08/01/51	34	28,730
2.50%, 09/01/51	1,678	1,410,588
2.50%, 11/01/51	92	78,209
2.50%, 12/01/51	2,412	2,032,808
2.50%, 01/01/52	3,267	2,757,469
2.50%, 03/01/52	50	42,663
2.50%, 04/01/52	2,476	2,088,547
2.50%, 05/01/52	1,220	1,027,144
2.50%, 07/01/52	885	745,640
2.50%, 08/01/52	996	838,594
2.50%, 06/11/56(j)	1,150	962,093
3.00%, 03/01/30	9	9,094
3.00%, 01/01/31	11	10,589
3.00%, 02/01/31	3	2,992
3.00%, 02/01/32	4	3,448
3.00%, 06/01/32	3	3,336
3.00%, 11/01/32	4	4,343
3.00%, 12/01/32	3	3,215
3.00%, 01/01/33	3	3,295
3.00%, 02/01/33	4	3,911
3.00%, 09/01/34	31	29,958
3.00%, 12/01/34	29	27,415
3.00%, 04/01/35	171	164,079
3.00%, 06/16/41(j)	175	166,338
3.00%, 11/01/42	3	3,159
3.00%, 09/01/43	5	4,353
3.00%, 01/01/44	7	6,254
3.00%, 10/01/44	78	70,491
3.00%, 03/01/45	41	36,917
3.00%, 05/01/45	19	17,699
3.00%, 07/01/46	218	197,668
3.00%, 08/01/46	18	15,576
3.00%, 11/01/46	145	131,559
3.00%, 12/01/46	32	28,880
3.00%, 01/01/47	47	41,989
3.00%, 02/01/47	146	130,960
3.00%, 03/01/47	81	72,100
3.00%, 07/01/47	40	36,323
3.00%, 08/01/47	6	5,242
3.00%, 12/01/47	31	28,110
3.00%, 03/01/48	13	12,013
3.00%, 11/01/48	47	42,287
3.00%, 02/01/49	673	608,276
3.00%, 09/01/49	78	69,664
3.00%, 11/01/49	6	5,436
3.00%, 12/01/49	670	592,700
3.00%, 02/01/50	784	692,623
3.00%, 06/01/50	78	69,096
3.00%, 07/01/50	66	58,465
3.00%, 08/01/50	24	20,798
3.00%, 05/01/51	254	226,565
3.00%, 06/01/51	885	780,692
3.00%, 07/01/51	226	199,716
3.00%, 08/01/51	99	86,485

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/51	$80	$70,313
3.00%, 03/01/52	680	600,017
3.00%, 04/01/52	539	475,325
3.00%, 05/01/52	1,109	972,234
3.00%, 06/11/56(j)	2,575	2,248,569
3.50%, 03/01/33	5	4,510
3.50%, 04/01/33	6	5,994
3.50%, 05/01/33	4	4,118
3.50%, 02/01/34	12	11,577
3.50%, 07/01/34	1	1,143
3.50%, 08/01/34	5	4,580
3.50%, 06/16/41(j)	75	71,723
3.50%, 02/01/45	8	7,529
3.50%, 01/01/46	12	11,525
3.50%, 03/01/46	36	33,402
3.50%, 07/01/46	6	5,179
3.50%, 08/01/46	191	177,462
3.50%, 10/01/46	41	37,812
3.50%, 12/01/46	43	39,199
3.50%, 01/01/47	51	47,162
3.50%, 02/01/47	16	14,754
3.50%, 05/01/47	11	10,595
3.50%, 08/01/47	9	8,683
3.50%, 11/01/47	7	6,745
3.50%, 01/01/48	275	254,416
3.50%, 02/01/48	106	97,622
3.50%, 03/01/48	4	3,417
3.50%, 04/01/48	30	27,390
3.50%, 05/01/48	9	8,381
3.50%, 06/01/48	23	20,855
3.50%, 11/01/48	8	7,639
3.50%, 01/01/49	40	37,136
3.50%, 04/01/49	7	6,064
3.50%, 06/01/49	66	61,286
3.50%, 07/01/49	29	26,394
3.50%, 08/01/49	474	437,898
3.50%, 05/01/50	128	117,266
3.50%, 06/01/50	822	755,018
3.50%, 07/01/50	99	90,493
3.50%, 02/01/51	334	307,209
3.50%, 04/01/52	87	80,409
3.50%, 06/01/52	385	353,718
3.50%, 07/01/52	817	743,434
3.50%, 06/11/56(j)	2,675	2,431,188
4.00%, 07/01/32	0	105
4.00%, 05/01/33	3	2,695
4.00%, 06/01/33	5	4,417
4.00%, 12/01/33	0	64
4.00%, 08/01/37	3	2,996
4.00%, 09/01/37	5	4,704
4.00%, 11/01/37	6	5,597
4.00%, 02/01/38	3	2,503
4.00%, 06/01/38	4	3,439
4.00%, 11/01/38	1	1,264
4.00%, 06/15/39(j)	344	334,031
4.00%, 12/01/39	45	43,556
4.00%, 01/01/45	31	29,437
4.00%, 03/01/45	5	4,912
4.00%, 06/01/45	13	12,396
4.00%, 06/01/46	55	52,719
4.00%, 07/01/46	117	111,556
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/46	$6	$5,567
4.00%, 02/01/47	4	3,503
4.00%, 08/01/47	2	2,344
4.00%, 09/01/47	27	25,346
4.00%, 10/01/47	37	35,634
4.00%, 01/01/48	34	31,937
4.00%, 09/01/48	149	141,091
4.00%, 10/01/48	14	13,305
4.00%, 11/01/48	18	17,063
4.00%, 12/01/48	9	8,730
4.00%, 01/01/49	372	352,705
4.00%, 02/01/49	4	4,171
4.00%, 03/01/49	21	19,513
4.00%, 04/01/49	31	29,693
4.00%, 05/01/49	19	18,102
4.00%, 06/01/49	42	40,588
4.00%, 07/01/49	97	91,866
4.00%, 12/01/49	14	13,144
4.00%, 02/01/50	3	3,093
4.00%, 04/01/50	153	145,365
4.00%, 05/01/50	16	15,022
4.00%, 03/01/51	154	146,095
4.00%, 04/01/52	57	53,395
4.00%, 05/01/52	74	69,909
4.00%, 07/01/52	724	682,199
4.00%, 08/01/52	100	93,535
4.00%, 10/01/52	386	365,135
4.00%, 02/01/53	438	414,889
4.00%, 06/01/54	734	687,860
4.00%, 06/11/56(j)	2,671	2,500,493
4.50%, 02/01/41	35	34,911
4.50%, 03/01/41	36	35,260
4.50%, 01/01/44	80	78,753
4.50%, 02/01/46	11	11,166
4.50%, 04/01/47	5	5,089
4.50%, 10/01/47	12	11,394
4.50%, 03/01/48	8	7,458
4.50%, 06/01/48	7	6,707
4.50%, 07/01/48	1	1,418
4.50%, 08/01/48	19	18,726
4.50%, 10/01/48	24	23,221
4.50%, 11/01/48	31	29,607
4.50%, 12/01/48	39	38,277
4.50%, 01/01/49	14	13,883
4.50%, 02/01/49	41	40,509
4.50%, 04/01/49	55	54,137
4.50%, 05/01/49	19	18,591
4.50%, 09/01/50	152	148,503
4.50%, 06/01/52	168	162,586
4.50%, 08/01/52	91	88,478
4.50%, 09/01/52	466	450,809
4.50%, 10/01/52	224	217,559
4.50%, 11/01/52	140	135,418
4.50%, 12/01/52	658	637,930
4.50%, 08/01/53	130	124,927
4.50%, 11/01/53	194	187,579
4.50%, 06/11/56(j)	1,949	1,870,848
5.00%, 03/01/48	4	3,679
5.00%, 04/01/48	10	10,311
5.00%, 05/01/48	7	7,123
5.00%, 07/01/48	9	8,595

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/49	$6	$6,376
5.00%, 04/01/49	11	11,206
5.00%, 08/01/52	37	36,363
5.00%, 09/01/52	107	106,913
5.00%, 10/01/52	349	346,465
5.00%, 11/01/52	130	130,102
5.00%, 12/01/52	109	108,188
5.00%, 01/01/53	75	74,112
5.00%, 03/01/53	55	54,316
5.00%, 06/01/53	173	171,695
5.00%, 04/01/54	607	600,794
5.00%, 10/01/54	889	876,890
5.00%, 11/01/54	2,726	2,691,541
5.00%, 12/01/54	69	68,057
5.00%, 01/01/55	145	142,948
5.00%, 12/01/55	106	104,970
5.00%, 01/01/56	1,059	1,046,983
5.00%, 05/01/56	644	637,087
5.00%, 06/11/56(j)	1,875	1,844,514
5.50%, 01/01/47	8	8,417
5.50%, 09/01/52	52	52,874
5.50%, 11/01/52	78	79,285
5.50%, 12/01/52	217	220,755
5.50%, 01/01/53	229	233,391
5.50%, 02/01/53	259	263,149
5.50%, 03/01/53	364	368,736
5.50%, 04/01/53	585	594,667
5.50%, 05/01/53	414	418,476
5.50%, 06/01/53	39	39,061
5.50%, 08/01/53	184	185,465
5.50%, 03/01/54	660	664,979
5.50%, 05/01/54	262	264,100
5.50%, 06/01/54	192	193,791
5.50%, 08/01/54	599	605,727
5.50%, 09/01/54	46	47,112
5.50%, 10/01/54	308	309,435
5.50%, 11/01/54	636	643,883
5.50%, 01/01/55	550	558,795
5.50%, 03/01/55	956	971,890
5.50%, 05/01/55	425	428,370
5.50%, 09/01/55	1,578	1,596,501
5.50%, 10/01/55	52	53,273
5.50%, 11/01/55	83	84,114
5.50%, 01/01/56	78	78,963
5.50%, 02/01/56	112	113,265
5.50%, 03/01/56	97	98,196
5.50%, 06/11/56(j)	1,575	1,581,951
6.00%, 02/01/49	18	18,889
6.00%, 12/01/52	55	56,959
6.00%, 01/01/53	48	49,945
6.00%, 06/01/53	27	27,443
6.00%, 07/01/53	948	976,280
6.00%, 08/01/53	552	572,473
6.00%, 09/01/53	226	233,917
6.00%, 11/01/53	186	190,678
6.00%, 12/01/53	91	94,133
6.00%, 02/01/54	39	39,831
6.00%, 05/01/54	674	695,200
6.00%, 06/01/54	295	303,377
6.00%, 08/01/54	496	507,422
6.00%, 09/01/54	629	645,672
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/54	$38	$39,316
6.00%, 02/01/55	314	322,378
6.00%, 04/01/55	205	211,032
6.00%, 05/01/55	290	297,368
6.00%, 06/01/55	648	665,083
6.00%, 07/01/55	206	210,743
6.00%, 08/01/55	537	549,260
6.00%, 09/01/55	1,010	1,037,880
6.00%, 10/01/55	439	453,311
6.00%, 06/11/56(j)	825	842,383
6.50%, 10/01/53	28	28,915
6.50%, 11/01/53	253	263,361
6.50%, 12/01/53	261	273,941
6.50%, 01/01/54	160	166,866
6.50%, 02/01/54	199	209,227
6.50%, 03/01/54	1,048	1,100,153
6.50%, 04/01/54	143	150,486
6.50%, 05/01/54	89	93,462
6.50%, 08/01/54	183	190,691
6.50%, 09/01/54	72	75,625
6.50%, 01/01/55	155	162,451
6.50%, 04/01/55	601	625,326
6.50%, 07/01/55	67	70,203
6.50%, 06/11/56(j)	100	103,943
		135,248,802
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	50	55,317
U.S. Government Obligations — 21.6%
U.S. Treasury Notes
1.25%, 08/15/31	2,713	2,345,473
1.38%, 11/15/31	2,500	2,159,570
1.88%, 02/15/32	2,070	1,826,775
2.75%, 08/15/32	1,490	1,369,636
2.88%, 05/15/32	2,750	2,556,641
3.38%, 05/15/33	1,879	1,776,536
3.50%, 02/15/33	1,700	1,624,031
3.63%, 09/30/31	550	535,777
3.75%, 08/31/31	1,010	990,195
3.75%, 10/31/32	700	680,422
3.75%, 11/30/32	719	698,497
3.75%, 02/28/33	900	872,789
3.88%, 08/31/32	870	852,736
3.88%, 09/30/32	526	515,357
3.88%, 12/31/32	280	273,853
3.88%, 08/15/33	2,149	2,092,924
3.88%, 08/15/34	2,572	2,487,204
4.00%, 04/30/32	797	788,221
4.00%, 06/30/32	736	727,202
4.00%, 07/31/32	635	627,013
4.00%, 01/31/33	405	398,767
4.00%, 02/15/34	2,405	2,353,518
4.00%, 11/15/35	3,187	3,082,924
4.13%, 07/31/31	750	748,887
4.13%, 10/31/31	818	815,827
4.13%, 11/30/31	650	648,223
4.13%, 02/29/32	833	829,746
4.13%, 03/31/32	1,122	1,117,442
4.13%, 05/31/32	917	912,487
4.13%, 11/15/32	1,629	1,617,546

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 04/30/33	$292	$289,285
4.13%, 02/15/36	2,322	2,265,764
4.25%, 06/30/31	936	940,022
4.25%, 11/15/34	2,283	2,263,380
4.25%, 05/15/35	2,164	2,139,993
4.25%, 08/15/35	3,229	3,189,647
4.38%, 01/31/32	833	840,419
4.38%, 05/15/34	3,295	3,302,723
4.38%, 05/15/36	1,002	996,990
4.50%, 12/31/31	790	802,035
4.50%, 11/15/33	2,249	2,275,707
4.63%, 02/15/35	2,777	2,825,164
		60,457,348
Total U.S. Government & Agency Obligations — 70.0% (Cost: $201,321,143)		195,761,467
Total Long-Term Investments — 98.6% (Cost: $280,801,489)		275,703,109
	Shares
Short-Term Securities
Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(k)(l)	30,012,380	30,021,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(k)(l)(m)	1,097,584	1,097,584
Total Short-Term Securities — 11.1% (Cost: $31,114,749)		31,118,968
Total Investments Before TBA Sales Commitments — 109.7% (Cost: $311,916,238)		306,822,077
Security	Par (000)	Value
TBA Sales Commitments(j)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 5.50%, 06/22/56	$(25)	$(25,154)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(24,945))		(25,154)
Total Investments, Net of TBA Sales Commitments — 109.7% (Cost: $311,891,293)		306,796,923
Liabilities in Excess of Other Assets — (9.7)%		(27,031,419)
Net Assets — 100.0%		$279,765,504

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,378,535	$1,648,504 (a)	$—	$(1,109)	$(4,546)	$30,021,384	30,012,380	$275,059	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,943,712	—	(846,128)(a)	—	—	1,097,584	1,097,584	4,390 (b)	—
				$(1,109)	$(4,546)	$31,118,968		$279,449	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® Core 5-10 Year USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,816,700	$—	$1,816,700
Corporate Bonds & Notes	—	66,065,082	—	66,065,082
Foreign Government Obligations	—	11,731,501	—	11,731,501
Municipal Debt Obligations	—	328,359	—	328,359
U.S. Government & Agency Obligations	—	195,761,467	—	195,761,467
Short-Term Securities
Money Market Funds	31,118,968	—	—	31,118,968
Liabilities
Investments
TBA Sales Commitments	—	(25,154)	—	(25,154)
	$31,118,968	$275,677,955	$—	$306,796,923

Portfolio Abbreviation
CMT	Constant Maturity Treasury
GO	General Obligation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced